UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21905


                 First Trust/Aberdeen Emerging Opportunity Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: December 31
                                               -----------


             Date of reporting period: July 1, 2008 - June 30, 2009
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record


GAIL (INDIA) LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y2682X135             Meeting Type   Other Meeting
Ticker Symbol                         Meeting Date   05-Jul-2008
ISIN            INE129A01019          Agenda         701647995 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
S.1               Amend, pursuant to the provision of Section 17 and other applicable       Management   For      For
                  provisions of the Companies Act, 1956, including any statutory modification or re-enactment thereof for the time being in force, the main objects Clause of the Memorandum of Association of the Company by
                  substituting the existing Clause No. 17 & 20 and adding new Clause No.
                  23 & 24 as under: Clause No. 17; Clause No. 20; Clause No. 23; Clause
                  No. 24 as specified; and authorize the Board of Directors to do all such acts, deeds, matters and things as may be considered necessary, desirable or expedient for giving effect to the above resolution and to delegate the authority duly vested in it by virtue hereof to the
                  Chairman & Managing Director and/or Director and/or Company Secretary
                  to do the various acts, deeds, and things required to be done in this behalf


HOUSING DEVELOPMENT FINANCE CORP LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y37246157             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   16-Jul-2008
ISIN            INE001A01028          Agenda         701646044 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the financial statements and statutory reports                    Management   For      For
2.                Approve the dividend of INR 25.00 per share                               Management   For      For
3.                Re-appoint Mr. D.M. Satwalekar as a Director                              Management   For      For
4.                Re-appoint Mr. D.N. Ghosh as a Director                                   Management   For      For
5.                Re-appoint Mr. R.S. Tarneja as a Director                                 Management   For      For
6.                Approve Deloitte Haskins Sells as the Auditors and authorize the Board    Management   For      For
                  to fix their remuneration
7.                Approve Pannell Kerr Forster as the Branch Auditors and authorize the     Management   For      For
                  Board to fix their remuneration
8.                Appoint Mr. B. Jalan as a Director                                        Management   For      For
9.                Approve to increase in borrowing powers to INR 1.5 Trillion               Management   For      For
10.               Approve the reappointment and remuneration of Mr. R.S. Karnad, Joint      Management   For      For
                  Managing Director
s.11              Approve the Employee Stock Option Scheme - 2008                           Management   For      For


Page 1


ICICI BANK LTD, VADODARA
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y38575109             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   26-Jul-2008
ISIN            INE090A01013          Agenda         701651716 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and adopt the audited profit and loss account for the FYE 31      Management   For      For
                  MAR 2008 and the balance sheet as at that date together with the reports of the Directors and the Auditors
2.                Declare a dividend on preference shares                                   Management   For      For
3.                Declare a dividend on equity shares                                       Management   For      For
4.                Re-appoint Mr. Sridar Iyengar as a Director, who retires by rotation      Management   For      For
5.                Re-appoint Mr. T.S. Vijayan as a Director, who retires by rotation        Management   For      For
6.                Re-appoint Mr. Lakshmi N. Mittal as a Director, who retires by rotation   Management   For      For
7.                Re-appoint Mr. Narendra Murkumbi as a Director, who retires by rotation   Management   For      For
8.                Appoint, pursuant to the provisions of Section 224 and other applicable   Management   For      For
                  provisions, if any, of the Companies Act, 1956 and the Banking
                  Regulation Act, 1949, BSR & Co., Chartered Accountants as the Statutory
                  Auditors of the Company, until the conclusion of the next AGM of the
                  Company, on a remuneration [including terms of payment] to be fixed by the Board of Directors of the Company, plus service tax and such other tax[es], as may be applicable, and reimbursement of all out-of-pocket expenses in connection with the audit of the accounts of the Company for the year ending 31 MAR 2009
9.                Authorize the Board of Directors of the Company, pursuant to the          Management   For      For
                  provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 and the Banking Regulation Act, 1949, to
                  appoint Branch Auditors in consultation with the Statutory Auditors, to audit the accounts in respect of the Company's branches/offices in
                  India and abroad and to fix their terms and conditions of appointment and remuneration, based on the recommendation of the Audit Committee, plus service tax and such other tax[es], as may be applicable, and reimbursement of all out-of-pocket expenses in connection with the audit of the accounts of the Branches/Offices in India and abroad for the year ending 31 MAR 2009
10.               Appoint Mr. Sonjoy Chatterjee as a Director of the Company                Management   For      For
11.               Appoint Mr. Sonjoy Chatterjee as a whole time Director [Designated as     Management   For      For
                  Executive Director of the Company], subject to the applicable provisions of the Companies Act, 1956, the Banking Regulation Act, 1949
                  and the provisions of the Articles of Association of the Company, effective 22 OCT 2007 up to 21 OCT 2012 on payment of the specified remuneration; authorize the Board or any Committee to decide the remuneration [salary, perquisites and bonus] payable to Mr. Sonjoy
                  Chatterjee, within the terms mentioned above, subject to the approval of Reserve Bank Of India, from time to time; approve that, in the event of absence or inadequacy of net profit in any FY, the remuneration payable to Mr. Sonjoy Chatterjee shall be governed by Section II of
                  Part II of Schedule XIII of the Companies Act, 1956 or any
                  modifications(s) thereto; and that Mr. Sonjoy Chatterjee shall not be subject to retirement by rotation during his tenure as whole time
                  Director; however, in order to comply with the provisions of the Articles of Association of the Company and the Companies Act, 1956,
                  he shall be liable to retire by rotation, if, at any time, the number of Non-Rotational Directors exceed one-third of the total number of
                  Directors; if he is re-appointed as a Director immediately on retirement by rotation, he shall continue to hold his office of whole time Director and the retirement by rotation and re- appointment shall not be deemed to constitute a break in his appointment as whole time
                  Director



PETROCHINA CO LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y6883Q104             Meeting Type   ExtraOrdinary General Meeting
Ticker Symbol                         Meeting Date   31-Jul-2008
ISIN            CNE1000003W8          Agenda         701636865 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
S.1               Approve the resolution regarding the issue of Domestic Corporate Bonds    Management   For      For
                  in principal amount not exceeding RMB 60 billion within 2 years after the date of such resolution passed at the EGM of the Company and authorize the Directors to deal with all matters in connection with the issue of Domestic Corporate Bonds


Page 2


GRASIM INDS LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y28523135             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   02-Aug-2008
ISIN            INE047A01013          Agenda         701659382 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and adopt the audited balance sheet as at 31 MAR 2008 and the     Management   For      For
                  profit and loss account for the YE 31 MAR 2008 and the reports of the
                  Directors and the Auditors of the Company
2.                Declare a dividend on equity shares for the YE 31 MAR 2008                Management   For      For
3.                Re-appoint Mr. B.V. Bhargava as a Director, who retires from office by    Management   For      For
                  rotation
4.                Re-appoint Mr. Kumar Mangalam Birla as a Director, who retires from       Management   For      For
                  office by rotation
5.                Re-appoint Mr. M.L. Apte as a Director, who retires from office by        Management   For      For
                  rotation
6.A               Re-appoint Messrs. G.P. Kapadia & Co., Chartered Accountants, Mumbai as   Management   For      For
                  the Statutory Auditors of the Company under Section 224 and other applicable provisions, if any, of the Companies Act, 1956 to hold office as such from the conclusion of this meeting until the conclusion of the next AGM of the Company at a remuneration of INR 30,00,000 plus service tax as applicable and reimbursement of actual out of pocket expenses, as may be incurred in the performance of their duties
6.B               Appoint, pursuant to the provisions of Section 228 and other applicable   Management   For      For
                  provisions, if any, of the Companies Act, 1956, Messrs. Deloitte
                  Haskins & Sells, Chartered Accountants, Mumbai (in place of M/s. A. F.
                  Ferguson & Co., Chartered Accountants, who have given notice in writing of their unwillingness to be appointed as the Branch Auditors of the
                  Company and in respect of which a Special Notice has been received by the Company) as the Branch Auditors of the Company, to audit the
                  Accounts in respect of the Company's manufacturing plants of Grey
                  Cement and White Cement, Marketing Zones, Terminals and Ready Mix
                  Concrete Units, to hold office from the conclusion of this Meeting until the conclusion of the next AGM of the Company at a remuneration of INR 45,00,000 plus service tax as applicable and reimbursement of actual out of pocket expenses, as may be incurred in the performance of their duties
6.C               Re-appoint, pursuant to the provisions of Section 228 and other           Management   For      For
                  applicable provisions, if any, of the Companies Act, 1956, Messrs.
                  Vidyarthi & Sons, Chartered Accountants, Lashkar, Gwalior as the Branch
                  Auditors of the Company, to audit the Accounts in respect of the
                  Company's Vikram Woollens Division, to hold office from the conclusion of this Meeting until the conclusion of the next AGM of the Company at a remuneration of INR 75,000 plus service tax as applicable and reimbursement of actual out of pocket expenses, as may be incurred in the performance of their duties
S.7               Approve, in partial modification of the resolution passed by the          Management   For      For
                  Members of the Company at the AGM held on 25 AUG 2006 and pursuant to
                  Sections 198, 269, 309 and 310 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956 (the said
                  Act), including any statutory modification or reenactment thereof for the time being in force, consent of the Company be accorded: i) to the revision in the amount of the monthly Basic Salary payable to Mr.
                  Shailendra K. Jain, Whole Time Director of the Company upto an overall limit of INR 12,00,000 per month; ii) to the revision in the amount of Special
                  Allowance payable to Mr. Shailendra K. Jain, upto an overall limit of
                  INR 12,00,000 per month; and iii) to the revision in the amount of
                  Performance Linked Variable Pay and/or other compensation payable as may be decided by the Board from time to time upto the end of his tenure, the same to be made on a pro rata basis every month or on an annual basis or partly monthly and partly on annual basis at the discretion of the Board subject to a maximum of INR 1,50,00,000 in a year on this account as may be decided by the Board of Directors of the
                  Company from time to time for the remainder of his tenure of his current term i.e. upto 30 NOV 2009 subject, however, to the limits prescribed in Part II of Schedule XIII to the said Act and subject to the consequential variation or increase in the remuneration due to the revision in the terms of his remuneration as aforesaid, and conditions of his appointment remaining the same as approved at the AGM of the
                  Company held on 25 AUG 2006
S.8               Approve, in partial modification of the resolution passed by the          Management   For      For
                  Members of the Company at the AGM held on 07 JUL 2007 and pursuant to
                  Sections 198, 269, 309 and 310 read with Schedule XIII and other applicable provisions, if any, of the Companies Act, 1956 (the said
                  Act), including any statutory modification or re- enactment thereof for the time being in force, consent of the Company be accorded: i) to the revision in the amount of the monthly Basic Salary payable to Mr. D.D.
                  Rathi, Whole Time Director of the Company upto an overall limit of INR
                  6,50,000 per month; ii) to the revision in the amount of Special
                  Allowance payable to Mr. D.D. Rathi, upto an overall limit of INR
                  7,00,000 per month; and iii) to the revision in the amount of
                  Performance Linked Variable Pay and/or other compensation payable as may be decided by the Board from time to time upto the end of his tenure, the same to be made on a pro rata basis every month or on an annual basis or partly monthly and partly on annual basis at the discretion of the Board subject to a maximum of INR 90,00,000 in a year on this account as may be decided by the Board of Directors of the
                  Company from time to time for the remainder of his tenure of his current term i.e. upto 31 JUL 2009 subject, however, to the limits prescribed in Part II of Schedule XIII to the said Act and subject to the consequential variation or increase in the remuneration due to the revision in the terms of his remuneration as aforesaid, and conditions of his appointment remaining the same as approved at the AGM of the
                  Company held on 07 JUL 2007
S.9               Amend, pursuant to Section 31 and other applicable provisions, if any,    Management   For      For
                  of the Companies Act, 1956 (the said Act), Article 63(1) of the
                  Articles of Association of the Company as specified


Page 3


SATYAM COMPUTER SVCS LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y7530Q141             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   26-Aug-2008
ISIN            INE275A01028          Agenda         701676883 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive, approve and adopt: the audited balance sheet as at 31 MAR        Management   For      For
                  2008; the audited profit and loss account for the YE on that date; the
                  Auditors' report, thereon; and the Directors' report
2.                Declare a dividend on equity shares                                       Management   For      For
3.                Re-appoint Professor M. Rammohan Rao as a Director, who retires by        Management   For      For
                  rotation
4.                Re-appoint Mr. Vinod K. Dham as a Director, who retires by rotation       Management   For      For
5.                Appoint M/s. Pricewaterhouse, Chartered Accountants, as the Auditors of   Management   For      For
                  the Company, for the period commencing from the conclusion of this meeting until the conclusion of the next AGM and approve to fix their remuneration
6.                Re-appoint, further to the resolution passed at the AGM held on 23 JUL    Management   For      For
                  2004 and pursuant to the provisions of Sections 198, 269, 309, 310,
                  311, Schedule XIII of the Act, and other applicable provisions, if any, of the Companies Act 1956, [including any statutory modification or re-enactment thereof, for the time being in force] and subject to such sanctions and approvals as may be necessary, Mr. B. Ramalinga Raju as a
                  Chairman and Director in the whole-time employment of the Company for a further period of 5-years with effect from 01 APR 2009 at a remuneration as specified; authorize the Board to vary, alter or modify the different components of the above remuneration as may be agreed to by the Board of Directors and Mr. B. Ramalinga Raju; in case of absence or inadequacy of profits for any FY, the Chairman shall be paid remuneration as per Section II of Part II of Schedule XIII to the
                  Companies Act, 1956 [including any statutory modification or re-enactment thereof, for the time being in force] as may be applicable from time to time
7.                Re-appoint, further to the resolution passed at the AGM held on 23 JUL    Management   For      For
                  2004 and pursuant to the provisions of Sections 198, 269, 309, 310,
                  311, Schedule XIII of the Act, and other applicable provisions, if any, of the Companies Act 1956, [including any statutory modification or re-enactment thereof, for the time being in force] and subject to such sanctions and approvals as may be necessary, Mr. B. Rama Raju as a
                  Managing Director of the Company for a further period of 5-years with effect from 01 APR 2009, at a remuneration as specified; authorize the
                  Board to vary, alter or modify the different components of the above remuneration as may be agreed to by the Board of Directors and Mr. B.
                  Rama Raju; in case of absence or inadequacy of profits for any FY, the
                  Managing Director shall be paid remuneration as per Section II of Part
                  II of Schedule XIII to the Companies Act, 1956 [including any statutory modification or re-enactment thereof, for the time being in force] as may be applicable from time to time
S.8               Approve, in accordance with the provisions of Section 309(4) and other    Management   For      For
                  applicable provisions of the Companies Act, 1956, including any statutory modification or re-enactment thereof, for the time being in force and in accordance with other applicable guidelines and/or regulations if any, issued in this regard by statutory/regulatory authorities, the payment of remuneration to the Directors, who are not in the whole time employment of the company, by way of commission for every FY or part thereof as may be decided and computed by the Board of
                  Directors subject to the limits as prescribed under the Companies Act,
                  1956, commencing from the FY 2008-09



Page 4


MIGROS TURK TICARET AS
-----------------------------------------------------------------------------------------------------------------------------------
Security        M7009U105             Meeting Type   ExtraOrdinary General Meeting
Ticker Symbol                         Meeting Date   04-Sep-2008
ISIN            TRAMIGRS91J6          Agenda         701671148 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For/Against
Item              Proposal                                                                  Type         Vote        Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Opening and the elect the Presidential Board                              Management   No Action   N/A
                  Comments-To prevent share blocking.
2.                Receive the reports of the Board of Directors, the Auditors and the       Management   No Action   N/A
                  auditing report of the External Auditing Institution, namely Basaran
                  Nas Bagimsiz Denetim VE Serbest Muhasebeci Mali Musavirlik A.S.,
                  concerning the activities and the accounts of the period between 01 JAN
                  2008 and 31 MAY 2008 and acceptance, acceptance by amendment or rejection of the recommendation of the Board of Directors on the balance sheet and the income table for the period between 01 JAN 2008 and 31 MAY 2008
3.                Approve the Companys Members of the Board of Directors and the Auditors   Management   No Action   N/A
                  who held office between 01 JAN 2008 and 31 MAY 2008 for their activities in the relevant period
4.                Approve the elections made to the Memberships of the Board of Directors   Management   No Action   N/A
                  within the year as per the 315th Article of the Turkish Commercial Law
5.                Approve the elections made to the Auditors within the year as per the     Management   No Action   N/A
                  351st Article of the Turkish Commercial Law
6.                Approve to determine the gross monthly wages of the Chairman of the       Management   No Action   N/A
                  Board of Directors, the Members thereof and the Auditors
7.                Approve the recommendation of the Board of Directors and amend the 7th    Management   No Action   N/A
                  Article of the Companys Articles of Association that concerns the
                  Management council
8.                Approve to determine the number of the Members of the Board of            Management   No Action   N/A
                  Directors as 11 and the 2 new Members of the Board of Directors
                  pursuant to the amendment of the 7th Article of the Articles of
                  Association
9.                Authorize the Members of the Board of Directors, as per the 334th and     Management   No Action   N/A
                  the 335th Articles of the Turkish Commercial Law, to conduct the business that fall within the scope of the Company personally or in the name of others, to be sharers in Companies conducting such businesses and to conduct other operations
10.               Authorize the presidential Board to sign the minutes of the general       Management   No Action   N/A
                  Board meeting in the name of the general Board


GAIL (INDIA) LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y2682X135             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   04-Sep-2008
ISIN            INE129A01019          Agenda         701684551 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and adopt the audited balance sheet as at 31 MAR 2008, profit &   Management   For      For
                  loss account for the YE 31 MAR 2008, the Board's Report, the Auditors'
                  Report and the comments thereupon of Comptroller & Auditor General of
                  India
2.                Declare dividend on Equity Share Capital for the FYE on 31 MAR 2008,      Management   For      For
                  the Board has recommended a total dividend of 100% on the paid-up
                  Equity Share Capital of the Company for the YE 31 MAR 2008, which includes interim dividend of 40% already paid in DEC 2007
3.                Re-appoint Shri R.K. Goel as a Director, who retires by rotation          Management   For      For
4.                Re-appoint Dr. Amit Mitra as a Director, who retires by rotation          Management   For      For
5.                Re-appoint Dr. A.K. Kundra as a Director, who retires by rotation         Management   For      For
6.                Authorize the Board of Directors of the Company to decide and fix the     Management   For      For
                  remuneration of the Statutory/Branch Auditors of the Company for the FY
                  2008-2009, as may be deemed fit by the Board
7.                Appoint, in accordance with the provision of Section 257 and other        Management   For      For
                  applicable provision, if any, of the Companies Act, 1956, Dr. U.K. Sen as a Director of the Company, liable to retire by Rotation
S.8               Approve, pursuant to the provisions of Sections 16, 31, 94 and other      Management   For      For
                  applicable provisions of the Companies Act, 1956, and other applicable laws, if any, to increase the authorized share capital of the Company from INR 1,000 Crores to INR 2,000 Crores, ranking pan passu with the existing equity shares; amend the existing ClauseV of the Memorandum of
                  Association of the Company by way of substitution of the Clause as specified; the existing Article 5 of the Articles of Association of the
                  Company be amended by way of substitution of the Article as specified;
                  authorize the Chief Managing Director and/or Director and/or Company
                  Secretary to do all such acts, deeds, matters and things and execute all such deeds, documents and instruments as may be deemed necessary to effectuate the decision in the foregoing resolution
9.                Authorize the Board of Directors of the Company, in accordance with the   Management   For      For
                  relevant provisions of the Memorandum and Articles of Association of the Company and recommendation of the Board of Directors, and subject to the guidelines issued by the Securities and Exchange Board of India and such other consents or approvals as may be required in this regard or applicable, and subject to the conditions and modifications, if any, as may be prescribed and agreed to by the Board, [herein after referred to as the Board, which expression shall include a Committee of
                  Directors duly authorized in this behalf], for capitalization of a sum of INR 422,82,58,000/- being part of the amount standing to the credit of the General Reserve in the books of the Company, be capitalized and distributed amongst the holders of the existing equity shares of the
                  Company whose names stand on the Register of Members/ Beneficial Owners on Record Date/Book Closure to be fixed separately in this behalf that they become entitled thereto as capital and not as income and that the same be not paid in cash but be applied on behalf of such shareholders as aforesaid in paying up in full at par 42,28,25,800 new equity shares of INR 10/-each to be allotted, distributed and credited as fully paid-up amongst the said shareholders in the proportion of 1 new equity share for every 2 existing equity shares held by them; the issue and allotment of new equity shares and payment in respect of fractional entitlement, if any, in terms hereof to the non- resident shareholders of the Company, shall be subject to the provisions of the Regulations made under the Foreign Exchange Management Act, 1999; the 42,28,25,800
                  new equity shares of INR 10/- each to be allotted as Bonus Shares, shall be subject to the Memorandum and Articles of Association of the
                  Company and shall rank, in all respects, pan passu with the existing equity shares of the Company and shall be entitled to participate in full in any dividend declared after the Bonus shares are allotted; no letter of allotment shall be issued in respect of Bonus Shares and
                  Members holding in physical form will be delivered share certificates except that the Bonus shares will be credited to demat accounts of the allottees who are holding the existing equity shares in electronic form; the Board shall not issue any certificate or coupon in respect of fractional shares, but the total number of such new equity shares representing such fractions shall be allotted by the Board to a nominee[s] to be selected by the Board, who would hold them as trustee[s] for the equity shareholders who would have entitled to such fractions, such nominee[s] will as soon as possible sell such equity shares at the prevailing market rate and the net sale proceeds of such shares, after adjusting the cost and expenses in respect thereof, be distributed among such Members who are entitled to such fractions in proportion of their respective holding and allotment of fractions thereof, authorize the Board of Directors to take all other steps as may be necessary to give effect to the aforesaid resolution[s] and determine all other terms and conditions of the issue of bonus shares as the Board may in its absolute discretion deem fit including settling any question, doubt or difficulty that may arise with regard to or in relation to the issue or allotment of the bonus shares



Page 5


HERO HONDA MOTORS LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y3179Z146             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   25-Sep-2008
ISIN            INE158A01026          Agenda         701700660 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and adopt the audited balance sheet of the Company as at 31 MAR   Management   For      For
                  2008, the profit and loss account for the YE on that date together with the reports of the Directors and the Auditors thereon
2.                Declare a dividend of INR 19 per equity share on 19,96,87,500 equity      Management   For      For
                  shares of INR 2 each for the FY 2007-2008
3.                Re-appoint Mrs. Shobhana Bhartia as a Director, who retires by rotation   Management   For      For
4.                Re-appoint Mr. Sunil Bharti Mittal as a Director, who retires by          Management   For      For
                  rotation
5.                Re-appoint Mr. Masahiro Takedagawa as a Director, who retires by          Management   For      For
                  rotation
6.                Re-appoint Mr. Pradeep Dinodia as a Director, who retires by rotation     Management   For      For
7.                Appoint M/s. A.F. Ferguson & Co., Chartered Accountants, New Delhi, the   Management   For      For
                  retiring Auditors, to hold office as the Auditors from the conclusion of this meeting until the conclusion of the next AGM and approve to fix their remuneration
8.                Appoint: Mr. Sumihisa Fukuda as a Director of the Company shall be        Management   For      For
                  liable to determination by retirement of Directors by rotation and pursuant to the recommendation of the Remuneration Committee and subject to the approval of the Central Government under Sections 269,
                  198, 309 read with Schedule XIII and other applicable provisions, if any, of the Companies Act 1956 and Mr. Sumihisa Fukuda as a Technical
                  Director in the whole-time employment of the Company for a period of 5 years with effect from 01 JUN 2008 on a remuneration including minimum remuneration and on terms and conditions as specified and approve the aggregate amount of remuneration payable to Mr. Sumihisa Fukuda in a particular FY will be subject to the overall ceiling limit laid down in
                  Sections 198 and 309 read with Schedule XIII of the Companies Act, 1956
9.                Appoint Mr. Meleveetil Damodaran as a Director of the Company, shall be   Management   For      For
                  liable to determination by retirement of Directors by rotation


GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
-----------------------------------------------------------------------------------------------------------------------------------
Security        P49501201             Meeting Type   Ordinary General Meeting
Ticker Symbol                         Meeting Date   06-Oct-2008
ISIN            MXP370711014          Agenda         701711877 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
I.                Approve to pay a cash dividend in the amount of MXN 0.47 per share        Management   For      For
II.               Approve the report from the outside Auditor regarding the fiscal          Management   For      For
                  situation of the Company
III.              Approve the designation of a delegate or delegates to formalize and       Management   For      For
                  carry out if relevant, the resolutions passed by the meeting
IV.               Approve the meeting minutes                                               Management   For      For


GRASIM INDS LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y28523135             Meeting Type   Court Meeting
Ticker Symbol                         Meeting Date   13-Oct-2008
ISIN            INE047A01013          Agenda         701712538 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve with or without modification, the Scheme of Arrangement between   Management   For      For
                  the Applicant Company and Vikram Sponge Iron Limited and their respective shareholders and Creditors (the "Scheme")


Page 6


PETROCHINA CO LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y6883Q104             Meeting Type   ExtraOrdinary General Meeting
Ticker Symbol                         Meeting Date   21-Oct-2008
ISIN            CNE1000003W8          Agenda         701699158 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve and ratify, the New Comprehensive Agreement entered into          Management   For      For
                  between the Company and China National Petroleum Corporation; approve the Non-Exempt Continuing Connected Transactions and the proposed caps of the Non Exempt Continuing Connected Transactions under the New
                  Comprehensive Agreement and the revised Non Exempt annual caps, which the Company expects to occur in the ordinary and usual course of business of the Company and its subsidiaries, as the case may be, and to be conducted on normal commercial terms; and approve and ratify the execution of the New Comprehensive Agreement by Mr. Zhou Mingchun,
                  Chief Financial Officer for and on behalf of the Company and authorize
                  Mr. Zhou Mingchun to make any amendment to the New Comprehensive
                  Agreement as he thinks desirable and necessary and to do all such further acts and things and execute such further documents and take all such steps which in his opinion may be necessary, desirable or expedient to implement and/or give effect to the terms of such transactions
2.                Approve and ratify, the Supplemental Agreement to the CRMSC products      Management   For      For
                  and Services Agreement between the Company and China Railway Materials and Suppliers Corporation (as attached to the resolution); approve the
                  Non-Exempt Continuing Connected Transactions under, and the proposed caps in respect of, the supplemental agreement to the CRMSC products and services agreement which the Company expects to occur in the ordinary and usual course of business of the Company and its subsidiaries, as the case may be, and to be conducted on normal commercial terms; and approve and ratify the execution of the CRMSC products and services agreement by Mr. Zhou Mingchun, Chief Financial
                  Officer for and on behalf of the Company and authorize Mr. Zhou
                  Mingchun, to make any amendment to the CRMSC products and services agreement as he thinks desirable and necessary and to do all such further acts and things and execute such further documents and take all such steps which in his opinion may be necessary, desirable or expedient to implement and/or give effect to the terms of such transactions


HANG LUNG GROUP LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y30148111             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   03-Nov-2008
ISIN            HK0010000088          Agenda         701724064 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and approve the financial statements and the reports of the       Management   For      For
                  Directors and the Auditors for the YE 30 JUN 2008
2.                Declare a final dividend recommended by the Directors                     Management   For      For
3.A               Re-elect Mr. Gerald Lokchung Chan as a Director                           Management   Abstain  Against
3.B               Re-elect Mr. Ronnie Chichung Chan as a Director                           Management   For      For
3.C               Re-elect Mr. Nelson Wai Leung Yuen as a Director                          Management   For      For
3.D               Authorize the Board of Directors to fix the Directors' fees               Management   For      For
4.                Re-appoint KPMG as the Auditors of the Company and authorize the          Management   For      For
                  Directors to fix their remuneration
5.A               Authorize the Directors of the Company of all the powers of the Company   Management   For      For
                  to purchase shares in the capital of the Company, during the relevant period, the aggregate nominal amount of shares of the Company which may be purchased by the Company on the Stock Exchange of Hong Kong Limited
                  [the Stock Exchange] or any other stock exchange recognized for this purpose by the Securities and Futures Commission and The Stock Exchange
                  under the Hong Kong Code on share repurchases pursuant to the approval, shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing of this resolution; [Authority expires the earlier of the conclusion of the next meeting of the Company or the expiration of the period within which the next Meeting of the Company is to be held by law]
5.B               Authorize the Directors of the Company, pursuant to Section 57B of the    Management   Against  Against
                  Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company and to allot, issue or grant securities convertible into shares in the capital of the Company or options, warrants or similar rights to subscribe for any such shares or such convertible securities and to make or grant offers, agreements and options, during and after the relevant period, not exceeding the aggregate of a) 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution plus b) the nominal amount of share capital repurchased by the Company subsequent to the passing of this resolution up to maximum equivalent to 10% of the aggregate nominal amount of the share capital of the
                  Company in issue at the date of passing of this resolution, otherwise than pursuant to: i) a rights issue [as specified]; or ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into the shares of the Company; iii) any Option Scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the
                  Articles of Association of the Company
5.C               Authorize the Directors of the Company to exercise the powers of the      Management   Against  Against
                  Company as specified, in respect of the Share Capital of the Company


Page 7


TRUWORTHS INTERNATIONAL LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        S8793H130             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   06-Nov-2008
ISIN            ZAE000028296          Agenda         701721323 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and adopt the Group and the Company audited annual financial      Management   For      For
                  statements for the period ended 29 JUN 2008
2.1               Re-elect Mr. M.S. Mark as a Director of the Company, who retires by       Management   For      For
                  rotation at the AGM
2.2               Re-elect Mr. R.G. Dow as a Director of the Company, who retires by        Management   For      For
                  rotation at the AGM
2.3               Re-elect Mr. H. Saven as a Director of the Company, who retires by        Management   For      For
                  rotation at the AGM
3.                Approve to renew the Directors' general authority, which shall be         Management   For      For
                  limited in aggregate to 10% of the Company's shares in issue at 29 JUN
                  2008, over both the unissued shares and the repurchased shares of the
                  Company until the following AGM; this general authority shall include the power to allot or to sell as the case may be such shares for cash subject to the provisions of the Companies Act [the Act] and the JSE's
                  Listings Requirements, in particular this resolution which if passed would constitute a waiver by Members of their pre-emptive rights, is subject to not less than 75% of the votes of all members entitled to vote and in attendance or represented at the meeting being cast in favor and is further subject to paragraphs 5.52 and 11.22 of such
                  Requirements which provide as follows: such shares may only be issued or sold as the case may be to public shareholders as defined in such
                  Requirements and not to related parties; such shares may not in any 1
                  FY in the aggregate exceed 15% of the Company's issued shares the number that may be issued or sold as the case may be being determined in accordance with subparagraph 5.52 [c] of such Requirements; and the maximum discount at which such shares may be issued or sold as the case may be is 10% of the weighted average traded price of such shares on the JSE over the 30 business days preceding the date of determination of the issue or selling price as the case may be; after the Company has issued shares in terms of this general authority representing on cumulative basis within a financial year 5% or more of the number of shares in issue prior to that issue, the company will publish an announcement containing full details of the issue including: the number of shares issued; the average discount to the weighted average traded price of the shares over the 30 business days prior to the date that the price of the issue was determined or agreed by the Directors; and
                  the effects of the issue on the net asset value per share net tangible asset value per share earnings per share headline earnings per share and diluted earnings and headline earnings per share
S.4               Approve, a general approval contemplated in the Act, the acquisition      Management   For      For
                  from time to time, either by the Company itself or by its subsidiaries, of the Company's issued shares and including the acquisition by the
                  Company of any of its issued shares held by its subsidiaries, upon such terms and conditions and in such amounts as the Directors of the
                  Company may from time to time decide, subject however to the provisions of the Act and the Listings Requirements of the JSE relating to general repurchases of shares, it being recorded that it is currently required that general repurchases of a Company's shares can be made only if: a)
                  the Company and its subsidiaries are enabled by their articles to acquire such shares; b) the Company and its subsidiaries are authorized by their Members in terms of special resolutions taken at general meetings, to make such general repurchases, [Authority expires the earlier of the conclusion of the next AGM or 15 months]; c) such repurchases are effected through the order book operated by the JSE trading system and without any prior understanding or arrangement between the Company and a counterparty, unless the JSE otherwise permits; d) such repurchases are limited to a maximum of 20% per FY of the Company's issued shares of that class at the time the
                  aforementioned authorization is given, a maximum of 10% in aggregate of the Company's issued shares that may have been repurchased being capable of being held by subsidiaries of the Company; e) such repurchases are made at a price no greater than 10% above the weighted average market price of the Company's shares traded on the JSE over the
                  5 business days immediately preceding the date on which the transaction is effect; f) at any point in time, the Company appoints only one agent to effect any repurchase on the Company's behalf; g) the Company may only undertake such repurchases if thereafter it still complies with the JSE's Listings Requirements concerning shareholder spread; h) such repurchases are not effected during prohibited periods as defined by the JSE
5.                Re-appoint Ernst & Young Inc, as the Independent External Auditors in     Management   For      For
                  respect of the audit of the Group's and the Company's annual financial statements for the period ending 28 JUN 2009 and their fees be determined by Group's Audit Committee
6.                Approve the fees of the Non-Executive Directors for the period ended 29   Management   For      For
                  JUN 2008
7.1               Approve the fees of the Non-Executive Chairman for the period ended 28    Management   For      For
                  JUN 2009 as ZAR 320,000
7.2               Approve the fees of the Non-Executive Directors for the period ended 28   Management   For      For
                  JUN 2009 as ZAR 150,000
7.3               Approve the fees of the Audit Committee Chairman for the period ended     Management   For      For
                  28 JUN 2009 as ZAR 75,000
7.4               Approve the fees of the Audit Committee Members for the period ended 28   Management   For      For
                  JUN 2009 as ZAR 55,000
7.5               Approve the fees of the Remuneration Committee Chairman for the period    Management   For      For
                  ended 28 JUN 2009 as ZAR 60,000
7.6               Approve the fees of the Remuneration Committee Member for the period      Management   For      For
                  ended 28 JUN 2009 as ZAR 45,000
7.7               Approve the fees of the Risk Committee Member for the period ended 28     Management   For      For
                  JUN 2009 as ZAR 30,000
7.8               Approve the fees of the Non-Executive Committee Chairman for the period   Management   For      For
                  ended 28 JUN 2009 as ZAR 20,000


Page 8


TELECOMUNICACOES DE SAO PAULO  S A - TELESP
-----------------------------------------------------------------------------------------------------------------------------------
Security        P90337109             Meeting Type   ExtraOrdinary General Meeting
Ticker Symbol                         Meeting Date   11-Nov-2008
ISIN            BRTLPPACNOR8          Agenda         701743444 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
I.                Ratify the nomination and hiring of the Specialized Company Hirashima     Management   For      For
                  and Associados Ltda., charged by the Company's administration with the preparation of the evaluation of the Companies Telefonica Data Do
                  Brazil Participacoes Ltda, Dabr and Telefonica Televisao Participacoes
                  S.A. TTP, aiming at the takeover of the same by Telesp takeovers, in accordance with the material fact published on 21 OCT 2008, published on 22 OCT 2008, in the state's official gazetteer and in Gazeta
                  Mercantil
II.               Approve the examination and concerning the evaluation reports prepared    Management   For      For
                  by the Specialized Company mentioned in item 'I' above, that constitute exhibits, respectively, of the takeover protocol and justification instrument between Telecomunicacoes De Sao Paulo S.A. Telesp and Dabr and the takeover protocol and justification instrument between Telecom
                  Unicacoes De Sao Paulo S.A. Telesp and TTP Protocols
III.              Approve the examination and concerning the protocols mentioned in item    Management   For      For
                  II above, as well as the takeover of Dabr and TTP by Telesp with the transfer of the net assets of the Companies taken over to Telesp takeover Company
IV.               Approve to increase the capital of the Company as a result of the         Management   For      For
                  takeover of Dabr, with the consequent amendment of the main part of
                  Article 5 of the Corporate Bylaws, as well as the consolidation of the
                  Company's Corporate Bylaws


SHINSEGAE CO LTD, SEOUL
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y77538109             Meeting Type   Ordinary General Meeting
Ticker Symbol                         Meeting Date   18-Nov-2008
ISIN            KR7004170007          Agenda         701765159 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the Merger                                                        Management   For      For


Page 9


MASSMART HLDGS LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        S4799N114             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   26-Nov-2008
ISIN            ZAE000029534          Agenda         701756857 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
                  To receive and adopt the annual financial statements of the Company and   Non-Voting   N/A      N/A
                  the Gr-oup for the YE 30 JUN 2008
                  To elect the Directors in the place of those retiring in accordance       Non-Voting   N/A      N/A
                  with the C-ompany's Articles of Association
                  Transact any other business                                               Non-Voting   N/A      N/A
O.1               Adopt the annual financial statements of the Company and the Group for    Management   For      For
                  the YE 30 JUN 2008, as specified
O.2               Re-elect Mr. I.N. Matthews to the Board of Directors of the Company,      Management   For      For
                  who retires by rotation
O.3               Re-elect Ms. D.N.M. Mokhobo to the Board of Directors of the Company,     Management   For      For
                  who retires by rotation
O.4               Re-elect Mr. G.M. Pattison to the Board of Directors of the Company,      Management   For      For
                  who retires by rotation
O.5               Re-elect Mr. M.J. Rubin to the Board of Directors of the Company, who     Management   For      For
                  retires by rotation
O.6               Re-elect Mr. C.S. Seabrooke to the Board of Directors of the Company,     Management   For      For
                  who retires by rotation
O.7               Approve the Non-Executive Directors' annual remuneration, for the 2009    Management   For      For
                  FY as specified; Chairman of the Board ZAR 675,000, Deputy Chairman ZAR
                  490,000, Directors ZAR 200,000, Committee Chairman ZAR 200,000,
                  Committee Members ZAR 94,000 with the Members of the Audit Committee receiving an additional ZAR 25,000 each due to the increased meetings and responsibilities brought about by the Corporate Laws amendment Act
O.8               Re-elect Messrs. Deloitte & Touche [with Mr. Andre Dennis as the Audit    Management   For      For
                  partner] as the Company's Auditors for the ensuing FY, as approved by the Massmart Audit Committee
O.9               Approve to place all the ordinary shares in the authorized but unissued   Management   For      For
                  share capital of the Company under the control of the Directors in terms of Section 221(2) of the Companies Act, 1973 [Act 61 of 1973], as
                  amended [the Act], who shall be authorized to allot and issue such shares to such person or persons on such terms and conditions as they may deem fit but not exceeding 5% of the number of shares already in issue; such allotment will be in accordance with the Act and the
                  Listings Requirements of the JSE Limited [the JSE]
O.10              Authorize the Directors, subject to the JSE Listings Requirements, to     Management   For      For
                  issue the ordinary shares in the authorized but unissued share capital of the Company for cash to such person or persons on such terms and conditions as they may deem fit, subject to the following: the shares shall be of a class already in issue; the shares shall be issued to public shareholders [as defined in the JSE Listings Requirements] and not to related parties [as defined in the JSE Listings Requirements];
                  the issues in the aggregate in any 1 FY shall not exceed 5% of the number of shares already in issue; the maximum discount at which the shares may be issued shall be 10% of the weighted average traded price of the shares over the 30 business days prior to the date that the price of the issue is determined or agreed by the Directors; [Authority expires the earlier of the Company's next AGM or 15 months]; once the securities have been issued the Company shall publish an announcement in accordance with Paragraph 11.22 of the JSE Listings Requirements
O.11              Authorize the Directors, by a way of a specific authority in terms of     Management   For      For
                  paragraph 5.51 of the Listing Requirements of the JSE Limited to
                  implement the sale by the Company's wholly-owned subsidiary Massmart
                  Management & Finance Company [proprietary] Limited, of 100,000 Massmart ordinary shares of 1 cent each, at a sale price of 1 cent per share, which amount will be payable by the purchasers, who are all non executive Directors of the Company as specified; Mr. Z.L Combi 20,000 shares, Mr. K.D. Dlamini 20,000 shares, Ms. N.N Gwagwa 20,000 shares,
                  Ms. P. Langeni 20,000 shares, Ms. D.N.M. Mokhobo 20,000 shares
S.1               Authorize the Company and its subsidiaries, in terms of Sections 85(2)    Management   For      For
                  and 85(3) of the Act, and the JSE Listings Requirements, from time to time to acquire the ordinary and/or preference shares in the issued share capital of the Company from such shareholder/s, at such price, in such manner and subject to such terms and conditions as the Directors may deem fit, but subject to the Articles of Association of the
                  Company, the Act and the JSE Listings Requirements, and provided that:
                  acquisitions may not be made at a price greater than 10% above the weighted average of the market value for the shares determined over the
                  5 business days prior to the date that the price for the acquisition is effected; acquisitions in the aggregate in any 1 FY shall not exceed
                  15% of that class of the Company's issued share capital; the repurchase of securities will be effected through the order book operated by the
                  JSE trading system and will be done without any prior understanding or arrangement between the Company and the counter party; the Company will only appoint 1 agent to effect the repurchases on the Company's behalf;
                  the Company will only undertake a repurchase of securities if, after such repurchases, the Company complies with the JSE listing shareholder spread requirements; neither the Company nor its subsidiaries may repurchase securities during a prohibited period unless a repurchase program is in place where the dated and quantities of securities to be traded during the relevant period are fixed and where full details of the programme have been disclosed in an announcement over SENS prior to the commencement of the prohibited period; an announcement complying with 11.27 of the JSE Listings Requirements will be published by the
                  Company when the Company and/or its subsidiaries over any 12 month period have cumulatively repurchased 3% of the Company's issued ordinary and/or preference share capital and for each 3% in aggregate thereafter; [Authority expires the earlier of the Company's next AGM or
                  15 months]
S.2               Authorize the Company, that Massmart Management & Finance Company         Management   For      For
                  [proprietary] Limited [a wholly-owned subsidiary of the Company] and in terms of Section 38(2A) of the Act to give financial assistance by the disposal of 20,000 ordinary shares in the Company by Massmart
                  Management & Finance Company [proprietary] Limited to each of Messrs.
                  Z.L Combi, K.D. Dlamini, N.N. Gwagwa, P. Langeni and D.N.M. Mokhobo at
                  a purchase price of 1 cent per share on the terms as set out in the arrangements concluded between the Company, Massmart Management &
                  Finance Company [proprietary] Limited and each of Messrs. Z.L. Combi,
                  K.D. Dlamini, N.N. Gwagwa, P. Langeni and D.N.M. Mokhobo, which have been initialed by the Chairman for identification and tabled at this
                  AGM; the Directors of the Company are satisfied that subsequent to the transfer of shares as specified, the consolidated assets of the Company fairly valued will be more than its consolidated liabilities and subsequent to providing the financial assistance and for the duration of the transaction, the Company and Massmart Management & Finance
                  Company [proprietary] Limited will able to pay their debts as they become due in the ordinary course of business


Page 10


FUBON FINL HLDG CO LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y26528102             Meeting Type   ExtraOrdinary General Meeting
Ticker Symbol                         Meeting Date   05-Dec-2008
ISIN            TW0002881000          Agenda         701773574 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve to acquire Ing Life Insurance Co. Limited for US 600 million,     Management   For      For
                  the subordinated debt issuance and its issued subordinated Corporate
                  Bonds via private placement
2.                No other proposals and extraordinary motions                              Non-Voting   N/A      N/A


ICICI BANK LTD, VADODARA
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y38575109             Meeting Type   Other Meeting
Ticker Symbol                         Meeting Date   11-Feb-2009
ISIN            INE090A01013          Agenda         701795013 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Appoint Mr. K. V. Kamath as a Director of the Company, proposing him as   Management   For      For
                  a candidate for the office of Director under the provisions of Section
                  257 of the Companies Act, 1956, effective 01 MAY 2009, who retires by rotation in accordance with the provisions of the Companies Act, 1956, and would be eligible for re-election and on such re-election would continue being appointed as the Chairman of the Board of Directors up to the date approved by Reserve Bank of India
2.                Approve, pursuant to the provisions of the Companies Act, 1956, Banking   Management   For      For
                  Regulations Act 1949, Articles of Association of the Company and
                  subject to the approval of Government of India and Reserve Bank of
                  India and such other approvals to the extent required and subject to such terms and conditions as may be prescribed while granting such approvals Mr. K. V. Kamath, being appointed as the Non-Executive
                  Chairman of the Company for a period of 5 years, effective 01 MAY 2009 up to 30 APR 2014 be paid a remuneration of INR 2,000,000 per annum and be entitled to payment of sitting fees, maintaining of a Chairman's office at the Bank's expense, bearing of expenses by the Bank for travel on official visits and participation in various forums [both in
                  India and abroad] as the Chairman of the Bank and bearing of travel/halting/other expenses and allowances by the Bank for attending to his duties as the Chairman of the Bank; and authorize the Board to do all such acts, deeds and things and to execute any documents or instruction etc., as may be required to give effect to this resolution
3.                Appoint Ms. Chanda D. Kochhar as a Director of the Company, proposing     Management   For      For
                  her as a candidate for the office of Director under the provisions of
                  Section 257 of the Companies Act, 1956, effective 01 APR 2009
4.                Re-appoint, pursuant to the applicable provisions of the Companies Act,   Management   For      For
                  1956, the Banking Regulations Act 1949, and the provisions of the
                  Articles of Association of the Bank and subject to the approval of
                  Reserve Bank of India, and such other approvals to the extent required and subject to such terms and conditions as may be prescribed while granting such approvals, Ms. Chanda D. Kochhar as the Joint Managing
                  Director and Chief Financial Officer from 01 APR 2009 up to 30 APR 2009 on the same terms including as to remuneration as at present and be appointed as Managing Director and Chief Executive Officer effective 01
                  MAY 2009 up to 31 MAR 2014 on payment of the specified remuneration;
                  and authorize the Board or any Committee to decide the remuneration
                  [salary, perquisites and bonus] payable to Ms. Chanda D. Kochhar, with in the terms mentioned above, subject to the approval of Reserve Bank of India, from time to time; and in the event of absence or inadequacy of net profit in any FY, the remuneration payable to Ms. Chanda D.
                  Kochhar shall be governed by Section II of Part II of the Schedule XIII of the Companies Act, 1956, or any modifications thereof or if so permitted, by the Board of any Committee thereof; and that Ms. Chanda
                  D. Kochhar shall not be subject to retirement by rotation during her tenure as the Joint Managing Director and Chief Financial Officer and
                  as the Managing Director and Chief Executive Officer; and authorize the
                  Board to do all such acts, deeds and things and to execute any documents or instruction etc., as may be required to give full effect to this resolution



Page 11


ULTRAPAR PARTICIPACOES S A
-----------------------------------------------------------------------------------------------------------------------------------
Security        P94396101             Meeting Type   ExtraOrdinary General Meeting
Ticker Symbol                         Meeting Date   11-Feb-2009
ISIN            BRUGPAACNPR5          Agenda         701804228 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
I.                Approve to increase the share capital of the wholly owned subsidiary of   Management   For      For
                  Ultrapar Participacoes S.A. Company, Refinaria De Petroleo Riograndense
                  S.A. RPR, with the admission of new shareholders into its share capital and the consequent change in its status from a wholly owned subsidiary to being a corporate entity owned by many owners
II.               Approve the conditions for the exercise of the preemptive right to        Management   For      For
                  subscribe to the new RPR shares issued as a result of its increase in share capital, by the shareholders of the Company, in the proportion of the number of shares they hold on this date, under the terms of Article
                  253[II] of law number 6404/76


QATAR INSURANCE COMPANY, DOHA
-----------------------------------------------------------------------------------------------------------------------------------
Security        M8179W103             Meeting Type   Ordinary General Meeting
Ticker Symbol                         Meeting Date   22-Feb-2009
ISIN            QA0006929838          Agenda         701807399 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
O.1               Approve the Directors report on the activities of the Company, its        Management   For      For
                  financials positions for the YE 31 DEC 2008, the future plan and the
                  Auditor's report
O.2               Approve the Company's balance sheet, loss and profit accounts             Management   For      For
O.3               Approve the recommendations made by the Board of Directors regarding      Management   For      For
                  the distribution of dividends
O.4               Grant discharge the Members of the Board of Directors                     Management   For      For
O.5               Appoint the Auditors for the FY 2009 and approve to specify their wages   Management   For      For
E.1               Approve the increase in the Company capital to stand at [QR               Management   For      For
                  743,242,500] by capitalizing portion of the legal reserve and portion of the profits


PUBLIC BANK BHD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y71497112             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   25-Feb-2009
ISIN            MYF1295O1009          Agenda         701807212 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive the audited financial statements for the FYE 31 DEC 2008 and      Management   For      For
                  the reports of the Directors and Auditors thereon
2.                Approve the payment of a final cash dividend of 25% less 25% income tax   Management   For      For
                  [Final Cash Dividend] and the distribution of a share dividend on the basis of 1 PBB treasury share listed and quoted as Local on the main
                  Board of Bursa Malaysia Securities Berhad for every 35 ordinary shares of MYR 1.00 each held in PBB, fractions of treasury shares to be disregarded [Share Dividend], in respect of the FYE 31 DEC 2008 as recommended by the Directors
3.                Re-elect Tan Sri Dato' Sri Tay Ah Lek as a Director, who retire by        Management   For      For
                  rotation pursuant to Article 111 of the Company's Articles of
                  Association
4.                Re-elect Dato' Haji Abdul Aziz bin Omar as a Director, who retire by      Management   For      For
                  rotation pursuant to Article 111 of the Company's Articles of
                  Association
5.                Re-elect Quah Poh Keat who retires pursuant to Article 109 of the         Management   For      For
                  Company's Articles of Association
6.                Re-appoint Tan Sri Dato' Sri Dr. Teh Hong Piow as a Director of the       Management   For      For
                  Company, who retires pursuant to Section 129 of the Companies Act, 1965 to hold office until the next AGM
7.                Re-appoint Tan Sri Dato' Thong Yaw Hong as a Director of the Company,     Management   For      For
                  who retires pursuant to Section 129 of the Companies Act, 1965, to hold office until the next AGM
8.                Re-appoint Dato' Dr. Haji Mohamed Ishak bin Haji Mohamed Ariff as a       Management   For      For
                  Director of the Company, who retires pursuant to Section 129 of the
                  Companies Act, 1965, to hold office until the next AGM
9.                Approve the payment of Directors' fees of MYR 1,142,083.00 for the FYE    Management   For      For
                  31 DEC 2008
10.               Re-appoint Messrs KPMG as the Auditors of the Company for the FYE 31      Management   For      For
                  DEC 2009 and authorize the Directors to fix the Auditors' remuneration
11.               Authorize the Directors, pursuant to Section 132D of the Companies Act,   Management   For      For
                  1965, to issue shares in the Company at any time until the conclusion of the next AGM and upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion, deem fit provided that the aggregate number of shares to be issued does not exceed 10% of the issued and paid-up share capital of the Company for the time being, subject always to the approvals of the relevant regulatory authorities
12.               Authorize the Company, subject to the Companies Act, 1965, the            Management   For      For
                  Memorandum and Articles of Association of the Company and the
                  requirements of Bank Negara Malaysia, Bursa Malaysia Securities Berhad
                  [Bursa Securities] and any other relevant authorities, to purchase such number of ordinary shares of MYR 1.00 each in PBB as may be determined by the Directors from time to time through Bursa Securities upon such terms and conditions as the Directors may deem fit in the interest of the Company provided that the aggregate number of shares purchased pursuant to this resolution does not exceed 10% of the total issued and paid-up share capital of the Company; an amount not exceeding PBB's total audited retained profits and share premium account at the time of purchase be allocated by PBB for the Proposed Share Buy-Back;
                  based on the latest audited financial statements of PBB as at 31 DEC
                  2008, the retained profits of PBB amounted to approximately MYR
                  1,133,277,000 [after deducting the final cash dividend of MYR
                  629,180,000] and the share premium account amounted to approximately
                  MYR 1,439,601,000 [after deducting the Share Dividend]; [Authority expires at the earlier of the conclusion of the next AGM of the
                  Company]; authorize the Directors to act and to take all steps and do all things as they may deem necessary or expedient in order to implement, finalize and give full effect to the proposed share buy-back and to decide in their absolute discretion to either retain the ordinary shares of MYR 1.00 each in PBB purchased by PBB pursuant to the proposed share buy-back as treasury shares to be either distributed as share dividends or resold on Bursa Securities or subsequently cancelled, or to cancel the shares so purchased, or a combination of both


Page 12


KIMBERLY-CLARK DE MEXICO SAB DE CV
-----------------------------------------------------------------------------------------------------------------------------------
Security        P60694117             Meeting Type   MIX
Ticker Symbol                         Meeting Date   27-Feb-2009
ISIN            MXP606941179          Agenda         701814166 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
                  PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE VOTING RIGHTS AT THIS        Non-Voting   N/A      N/A
                  MEETING. IF YOU ARE A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT YOUR
                  VOTE ON THIS MEETING PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE.
                  THANK YOU
                  PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO   Non-Voting   N/A      N/A
                  ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY
                  CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU
O.1               Presentation and, if relevant, approval of the report from the Director   Non-Voting   N/A      N/A
                  General prepared in accordance with Article 172 of the general mercantile Companies law, accompanied by the opinion of the Outside
                  Auditor, regarding the operations and results of the Company for the
                  FY that ended on 31 DEC 2008, as well as the opinion of the Board of
                  Directors regarding the content of said report, and the report from the Board of Directors that is referred to in Article 172, line B, of the general mercantile Companies law in which are contained the main accounting and information policies and criteria followed in the preparation of the Company's financial information presentation and the financial statements of the Company to 31 DEC 2008, both individual and consolidate and the allocation of the results from the FY, and the annual report regarding the activities carried out by the Audit and
                  Corporate practices Committee Resolutions in this regard
O.2               Presentation and, if relevant, approval of the proposal from the Board    Non-Voting   N/A      N/A
                  of Directors to pay a cash dividend, coming from the balance of the net fiscal profit account in the amount of MXN 2.88 per share, to each one of the common, nominative shares in circulation, without a statement of par value, of the series A and B, as well as to each one of the shares in the special allocated T series, said dividend will be paid in 4 installments of MXN 0.72 per share on 02 APR, 02 JUL, 08 OCT and 03 DEC 2009, respectively [apparent typographical error i-n the original corrected in translation], Resolutions in this regard
O.3               Appointment and/or ratification, of the Members of the Board of           Non-Voting   N/A      N/A
                  Directors, both full and alternate, as well as of the Chairperson of the Audit and Corporate practices Committee, classification regarding the Independence of the Members of the Board of Directors of the
                  Company, in accordance for that which is established in Article 26 of the securities Market Law, Resolutions in this regard
O.4               Remuneration for the Members of the Board of Directors and of the         Non-Voting   N/A      N/A
                  various Committees, both full and alternate, Resolutions in this regard
E.5               Presentation and, if relevant, approval of the report from the Board of   Non-Voting   N/A      N/A
                  Directors regarding the policies of the Company in regard to the acquisition of own shares and if relevant, placement of the same, proposal to cancel up to 25,218,100 common, nominative shares, without par value, from class I, representative of the fixed part of the share capital, coming from the share repurchase pro- gram that are being held in treasury by the Company, of which 13,222,900 would correspond to series A and 11,995,200 would correspond to series B and the maximum amount of funds that can be allocated for the purchase of own shares for the 2009 FY and amend the Article 5 of the Corporate Bylaws of the
                  Company, so as to reflect the corresponding decrease in the fixed part of the share capital
E.6               Designation of delegates who will formalize and carry out the             Non-Voting   N/A      N/A
                  Resolutions passed by the AGM and EGM of shareholders


Page 13


SHINSEGAE CO LTD, SEOUL
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y77538109             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   06-Mar-2009
ISIN            KR7004170007          Agenda         701817390 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the financial statements                                          Management   For      For
2.                Amend the Articles of Incorporation                                       Management   Against  Against
                  Comments-Company able to issue new shares up to 30% without triggering existing shareholders pre-emptive rights.
3.                Elect the Directors                                                       Management   For      For
4.                Elect the Audit Committee Member                                          Management   For      For
5.                Approve the remuneration limit for the Director                           Management   For      For


CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ
-----------------------------------------------------------------------------------------------------------------------------------
Security        P26663107             Meeting Type   ExtraOrdinary General Meeting
Ticker Symbol                         Meeting Date   19-Mar-2009
ISIN            BRCRUZACNOR0          Agenda         701833154 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the increase of the share capital from BRL 625,280,009.19 to      Management   For      For
                  BRL 854,755,740.32, through the capitalization of the capital reserves, in the amount of BRL 229,475,731.13, without the issuance of new shares
2.                Amend the Article 5 of the Corporate ByLaws as a result of the            Management   For      For
                  capitalization referred to above


CIA SOUZA CRUZ INDUSTRIA E COMERCIO CRUZ
-----------------------------------------------------------------------------------------------------------------------------------
Security        P26663107             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   19-Mar-2009
ISIN            BRCRUZACNOR0          Agenda         701833483 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
I.                Approve to examine, discuss and vote upon the Board of Directors annual   Management   For      For
                  report, the financial statements and the Independent Auditors report relating to FYE 31 DEC 2008
II.               Approve to allocate the net profit from the FY, including within it the   Management   For      For
                  remuneration to the shareholders in the form of a dividend, in the amount of BRL 2,148,615,416,463 per share; the dividend will be adjusted according to the special settlement and custodial system over night interest rate, or selic, in the period from 31 DEC 2008, to 27
                  MAR 2009, inclusive, and must be paid on 30 MAR 2009
III.              Approve to set the global remuneration of the Board of Directors          Management   For      For


Page 14


SIAM CEMENT PUBLIC CO LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y7866P147             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   25-Mar-2009
ISIN            TH0003010Z12          Agenda         701825397 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the minutes of 2008 AGM of shareholders held on 26 MAR 2008       Management   For      For
2.                Acknowledge the Company's annual report for the year 2008                 Management   For      For
3.                Approve the balance sheet and statements of profit and loss of the YE     Management   For      For
                  on 31 DEC 2008
4.                Approve the allocation of profit for the year 2008                        Management   For      For
5.1               Elect Mr. Snoh Unakul as a Director in replacement of those who are       Management   For      For
                  retired by rotation
5.2               Elect Mr. Panas Simasathien as a Director in replacement of those who     Management   For      For
                  are retired by rotation
5.3               Elect Mr. Arsa Sarasin as a Director in replacement of those who are      Management   For      For
                  retired by rotation
5.4               Elect Mr. Chumpol NaLamlieng as a Director in replacement of those who    Management   For      For
                  are retired by rotation
6.                Appoint the Auditor and approve the audit fee for the year 2009           Management   For      For
7.                Approve the protection of the Director's performance                      Management   For      For
8.1               Acknowledge the remuneration and bonus of the Board of Directors          Management   For      For
8.2               Acknowledge the remuneration of the Sub-Committees'                       Management   For      For


TELECOMUNICACOES DE SAO PAULO  S A - TELESP
-----------------------------------------------------------------------------------------------------------------------------------
Security        P90337109             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   25-Mar-2009
ISIN            BRTLPPACNOR8          Agenda         701838421 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive the Administrators accounts, to examine, discuss and vote on      Management   For      For
                  the financial statements regarding the FYE on 31 DEC 2008
2.                Approve the destination of the YE results of 2008                         Management   For      For
3.                Elect the Members of the Finance Committee                                Management   For      For
4.                Approve to set the remuneration of the Administrators and of the          Management   Abstain  Against
                  Finance Committee


BUSAN BANK, PUSAN
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y0534Y103             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   26-Mar-2009
ISIN            KR7005280003          Agenda         701826476 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the financial statement and a cash dividend of KRW 200 per share  Management   For      For
2.                Approve the partial amendment to the Articles of Incorporation :          Management   For      For
                  enforcement of the law for Capital Market and Financial Investment
                  Business, amendment to Commercial Law, discontinuance for Securities
                  Trade Law
3.                Elect Mr. Lee Jang Ho as a Director and Messrs. Shin Jung Taek, Chae      Management   For      For
                  Jung Byung and Kang Moon Jong as the Outside Directors
4.                Elect the Auditor Committee Members, Messrs. Shin Jung Taek and Kang      Management   For      For
                  Moon Jong, as the Outside Directors


Page 15


AKSIGORTA AS
-----------------------------------------------------------------------------------------------------------------------------------
Security        M0376Z104             Meeting Type   Ordinary General Meeting
Ticker Symbol                         Meeting Date   30-Mar-2009
ISIN            TRAAKGRT91O5          Agenda         701813114 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Opening and elect the Presidential Board                                  Management   For      For
2.                Grant authority to the Chairmanship to sign the minutes of the meeting    Management   For      For
3.                Receive the reports of the Board of Directors and the Auditors            Management   For      For
4.                Approve the balance sheet and income statements, the acceptance or        Management   For      For
                  rejection of the profit distribution proposal
5.                Approve to absolve the members of the Board of Directors and the          Management   For      For
                  Auditors
6.                Approve to determine the monthly gross salaries and goodwill of the       Management   Abstain  Against
                  Board Members
7.                Elect the Board members and approve to determine their duty period        Management   Abstain  Against
8.                Approve the assignment of the Independent Auditing Company                Management   For      For
9.                Approve the change of Article 4 of Articles of Association of the         Management   Against  Against
                  Company
10.               Authorize the Chairman and Board members to make written proceedings on   Management   For      For
                  Articles 334 and 335 of the Company


LOJAS RENNER SA
-----------------------------------------------------------------------------------------------------------------------------------
Security        P6332C102             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   30-Mar-2009
ISIN            BRLRENACNOR1          Agenda         701819584 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
A.                Approve the financial statements relating to the FYE on 31 DEC 2008       Management   For      For
B.                Approve to decide on the distribution of the profits from the FY and to   Management   For      For
                  distribute dividends
C.                Elect the Members of the Board of Directors and approve to set their      Management   For      For
                  remuneration
D.                Elect the Members of the Finance Committee and approve to set their       Management   For      For
                  remuneration


LOJAS RENNER SA
-----------------------------------------------------------------------------------------------------------------------------------
Security        P6332C102             Meeting Type   ExtraOrdinary General Meeting
Ticker Symbol                         Meeting Date   30-Mar-2009
ISIN            BRLRENACNOR1          Agenda         701819609 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Amend the Companys Corporate Bylaws as specified                          Management   For      For
2.                Amend the Stock Option Plan approved by the EGM of shareholders of        Management   For      For
                  Lojas Renner S.A., held on 25 MAY 2005 and amended by the EGM of shareholders of Lojas Renner S.A., held on 10 APR 2007 as specified


Page 16


PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y7145P165             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   31-Mar-2009
ISIN            TH0355A10Z12          Agenda         701830906 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Acknowledge the 2008 performance result and 2009 work plan of the         Management   For      For
                  Company
2.                Approve the 2008 financial statements                                     Management   For      For
3.                Approve the dividend payment for 2008 performance                         Management   For      For
4.                Appoint the Auditor and approve the Auditor's fees for year 2009          Management   For      For
5.1               Appoint Mr. Mr. Pala Sookawesh as a new Director in replacement of        Management   For      For
                  those who are due to retire by rotation
5.2               Appoint Mr. Bhusana Premanode as a new Director in replacement of those   Management   For      For
                  who are due to retire by rotation
5.3               Appoint Mr. Anon Sirisaengtaksin as a new Director in replacement of      Management   For      For
                  those who are due to retire by rotation
5.4               Appoint Mrs. Sirinuj Bisonyabut as a new Director in replacement of       Management   For      For
                  those who are due to retire by rotation
5.5               Appoint Mr. Mr. Rathakit Manathat as a new Director in replacement of     Management   For      For
                  those who are due to retire by rotation
6.                Approve the Directors and the Sub-committees remuneration                 Management   For      For
7.                Ratify the Company's Articles of Association [AOA] Clause 9 registration  Management   For      For
8.                Approve the debenture issuance up to the total amount of THB 50,000       Management   For      For
                  million
9.                Other matters [if any]                                                    Management   Abstain  For


BANK OF THE PHILIPPINE ISLANDS
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y0967S169             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   31-Mar-2009
ISIN            PHY0967S1694          Agenda         701837380 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Calling of meeting to order                                               Management   For      For
2.                Approve the certification of the notice                                   Management   For      For
3.                Approve the determination and the declaration of quorum                   Management   For      For
4.                Approve the minutes of the annual meeting of the stockholders on 03 APR   Management   For      For
                  2008
5.                Receive the annual report and approve the Banks statement of condition    Management   For      For
                  as of 31 DEC 2008 incorporated in the annual report
6.                Approve and confirm all the Acts during the past year of the Board of     Management   For      For
                  Directors, the Executives Committee and all other Board and the
                  Management Committees and the Officers of BPI
7.1               Elect Mr. Jaime Augusto Zobel De Ayala II as a Board of Director          Management   For      For
7.2               Elect Mr. Aurelio R.Montinola III as a Board of Director                  Management   For      For
7.3               Elect Mr. Fernando Zobel De Ayala as a Board of Director                  Management   For      For
7.4               Elect Mr. Gerardo C. Ablaza as a Board of Director                        Management   For      For
7.5               Elect Mr. Emily A. Abrera as a Board of Director                          Management   For      For
7.6               Elect Mr. Lilia R. Bautista as an Independent Board of Director           Management   For      For
7.7               Elect Mr. Romeo L. Bernardo as an Independent Board of Director           Management   For      For
7.8               Elect Mr. Chng Sok Hui as a Board of Director                             Management   For      For
7.9               Elect Mr. Rebecca G. Fernando as a Board of Director                      Management   For      For
7.10              Elect Mr. Octavio V. Espiritu as an Independent Board of Director         Management   For      For
7.11              Elect Mr. Xavier P. Loinaz as an Independent Board of Director            Management   For      For
7.12              Elect Mr. Ma Yuen Lin Annie as a Board of Director                        Management   For      For
7.13              Elect Mr. Mercedita S. Nolledo as a Board of Director                     Management   For      For
7.14              Elect Mr. Oscar S. Reyes as a Board of Director                           Management   For      For
7.15              Elect Mr. Wong Ann Chai as a Board of Director                            Management   For      For
8.                Elect the External Auditors and approve to fix their remuneration         Management   For      For
9.                Approve the Director's Bonus                                              Management   For      For
10.               Other matters                                                             Non-Voting   N/A      N/A


Page 17


GLAXOSMITHKLINE PHARMACEUTICALS LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y2709V112             Meeting Type    Annual General Meeting
Ticker Symbol                         Meeting Date    02-Apr-2009
ISIN            INE159A01016          Agenda          701844854 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and adopt the Audited balance sheet as on 31 DEC 2008 and the     Management   For      For
                  Profit and Loss Account for the YE as on that date and the reports of the Board of Directors and the Auditors thereon
2.                Declare a dividend on equity shares for the YE 31 DEC 2008                Management   For      For
3.                Re-appoint Dr. A. Banerjee as a Director, who retires by rotation         Management   For      For
4.                Re-appoint Mr. N. Kaviratne as a Director, who retires by rotation        Management   For      For
5.                Re-appoint Mr. P. V. Nayak as a Director, who retires by rotation         Management   For      For
6.                Appoint Price Waterhouse & Co., Chartered Accountants, as the Auditors    Management   For      For
                  of the Company [including all its Branches] to hold office from the conclusion of this meeting until the conclusion of the next AGM of the
                  Company and authorize the Audit Committee to fix their remuneration
7.                Re-appoint, pursuant to Section 198, 269, 309, 310 and other applicable   Management   For      For
                  provisions, if any, of the Companies Act, 1956, including any statutory modifications or re-enactments thereof, and all other statutory provisions if any, Dr. A. Banerjee as the whole time Director of the
                  Company for the period from 01 JAN 2009 to 31 JUL 2011, on the terms and conditions and stipulations, including remuneration as contained in an Agreement to be entered into between the Company and Dr. A.
                  Banerjee, a draft whereof is placed before the meeting and which for the purpose of identification is initialed by the Managing Director and authorize the Board of Directors to take all necessary or desirable steps for the aforesaid purpose and matter incidental thereto


CIMSA CIMENTO SANAYI VE TICARET AS, MERSIN
-----------------------------------------------------------------------------------------------------------------------------------
Security        M2422Q104             Meeting Type   Ordinary General Meeting
Ticker Symbol                         Meeting Date   09-Apr-2009
ISIN            TRACIMSA91F9          Agenda         701861139 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Opening of the assembly and elect the Chairmanship                        Management   For      For
2.                Grant authority for the Chairmanship to sign the minutes of the assembly  Management   For      For
3.                Receive the Board of Directors' activity report and Auditors' report      Management   For      For
4.                Approve the donations given across the year                               Management   For      For
5.                Ratify the balance sheet and profit & loss statement; concerning the      Management   For      For
                  distribution of profit, revising the minutes of the 2007 general assembly meeting concerning distribution of profit in accordance with the Resolution 4 of the same meeting
6.                Grant discharge to the Board Members and Auditors                         Management   For      For
7.                Elect the Members of the Board of Auditors whose term in office have      Management   For      For
                  expired; approve to determine of their term in office as well as of their remuneration
8.                Grant authority for the Members of the Board of Directors to              Management   For      For
                  participate in activities indicated in the Articles 334 and 335 of the
                  Turkish Trade Code


Page 18


LOJAS RENNER SA
-----------------------------------------------------------------------------------------------------------------------------------
Security        P6332C102             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   15-Apr-2009
ISIN            BRLRENACNOR1          Agenda         701875013 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the financial statements relating to the FYE on 31 DEC 2008       Management   For      For
2.                Approve the decision on the distribution of the profits from the FY and   Management   For      For
                  to distribute dividends
3.                Elect the Members of the Board of Directors and approve to set their      Management   For      For
                  remuneration
4.                Elect the Members of the Finance Committee and approve to set their       Management   For      For
                  remuneration


BRITISH AMERICAN TOBACCO (MALAYSIA) BHD
-----------------------------------------------------------------------------------------------------------------------------------
Security         Y0971P110            Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   20-Apr-2009
ISIN             MYL4162OO003         Agenda         701857584 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive the audited financial statements for the FYE 31 DEC 2008 and      Management   For      For
                  the reports of the Directors and the Auditors thereon
2.                Approve to sanction the declaration and payment of a final dividend       Management   For      For
3.                Re-elect Mr. Datuk Oh Chong Peng as a Director of the Company who         Management   For      For
                  retires by rotation, in accordance with the Articles 97[1] and [2] of the Company's Articles of the Association
4.                Re-elect Mr. Jack Marie Henry David Bowles as a Director of the Company   Management   For      For
                  who retires by rotation, in accordance with the Articles 97[1] and [2]
                  of the Company's Articles of the Association
5.                Re-appoint Dato' Ahmad Johari Bin Tun Abdul Razak as a Director of the    Management   For      For
                  Company who retires in accordance with the Articles 103 of the
                  Company's Articles of the Association
6.                Re-appoint Mr. William Toh Ah Wah as a Director of the Company who        Management   For      For
                  retires in accordance with the Articles 103 of the Company's Articles of the Association
7.                Re-appoint PricewaterhouseCoopers as the Auditors of the Company and      Management   For      For
                  authorize the Directors to fix their remuneration
8.                Approve, subject to the provisions of the Listing Requirements of Bursa   Management   For      For
                  Malaysia Securities Berhad, to the Company and/or its subsidiaries
                  [British American Tobacco Malaysia Group] to enter into and give effect to recurrent transactions of a revenue or trading nature [Recurrent
                  RPTs] of British American Tobacco Malaysia Group with Related Parties
                  [as defined in the Listing Requirements of Bursa Malaysia Securities
                  Berhad] as specified in paragraph 2.2 of the Circular to Shareholder dated 23 MAR 2009 which are necessary for the British American Tobacco
                  Malaysia Group's day to day operations, provided that: [i] the transactions are in the ordinary course of business and on normal commercial terms which are not more favorable to the related parties than those generally available to the public and are not to the public and are not to the detriment of the minority shareholders of the
                  Company; and ; [ii] disclosure of the aggregated conducted during a FY will be made in the annual report for the said FY; [Authority expires the earlier of the conclusion of the next AGM of the Company following the AGM or the expiration of the period within which the next AGM of the Company after the forthcoming AGM is required to be held pursuant to Section 143[1] of the Companies Act 1965 [but shall not extend to such extension as may be allowed pursuant to Section 143[2] of the
                  Companies Act, 1965]; and authorize the Directors of the Company and/or its subsidiaries to complete and do all such acts and things as they may consider expedient or necessary in the best interest of the Company
                  [including executing all such documents as may be required] to give effect to the transactions as authorized by this Ordinary Resolutions
9.                Re-appoint Mr. Tan Sri Abu Talib bin Othman as a Director of the          Management   For      For
                  Company, who retires pursuant to Section 192[2] of the Act, to hold
                  Office until the conclusion of the next AGM of the Company
                  Transact any other business                                               Non-Voting   N/A      N/A


Page 19


GRUPO CONTL S A
-----------------------------------------------------------------------------------------------------------------------------------
Security        P3091R172             Meeting Type   Ordinary General Meeting
Ticker Symbol                         Meeting Date   23-Apr-2009
ISIN            MXP3091R1239          Agenda         701876849 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the appointment of the tellers, their work and declared the       Management   For      For
                  assembly facility
2.                Adopt the report, message from the Chairman of the Board, Director        Management   For      For
                  generals report that includes financial statements and consolidated continental group and subsidiaries at 31 DEC 2008, report of the Board and the Boards opinion on the content of the report of the Director general
3.                Receive the report of the Audit Committee and Corporate practices         Management   For      For
4.                Ratify the agreements and acts of the Executive Management during the     Management   For      For
                  FY 2008
5.                Approve the implementation of results and proposed to pay a cash          Management   For      For
                  dividend
6.                Receive the report on the purchase of own shares                          Management   For      For
7.                Approve to set the maximum amount allocated for the purchase of own       Management   For      For
                  shares
8.                Receive the report on compliance with tax obligations                     Management   For      For
9.                Elect the Board                                                           Management   For      For
10.               Elect the Chairman of the Audit and Corporate practices                   Management   For      For
11.               Approve the allocation of fees to the Board Members                       Management   For      For
12.               Approve the minutes of the assembly                                       Management   For      For


HONG KONG EXCHANGES & CLEARING LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y3506N139             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   23-Apr-2009
ISIN            HK0388045442          Agenda         701885052 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and consider the Audited accounts for the YE 31 DEC 2008          Management   For      For
                  together with the reports of the Directors and Auditor thereon
2.                Declare a final dividend of HKD 1.80 per share                            Management   For      For
3.A               Elect Mr. Ignatius T C Chan as a Director                                 Management   For      For
3.B               Elect Mr. John M M Williamson as a Director                               Management   For      For
3.C               Elect Mr. Gilbert K T Chu as a Director                                   Management   Against  Against
4.                Re-appoint PricewaterhouseCoopers as the Auditor of HKEx and to           Management   For      For
                  authorize the Directors to fix their remuneration
5.                Approve to grant a general mandate to the Directors to repurchase         Management   For      For
                  shares of HKEx, not exceeding 10% of the issued share capital of HKEx as at the date of this resolution


BIM BIRLESIK MAGAZALAR A S JT STK CO
-----------------------------------------------------------------------------------------------------------------------------------
Security        M2014F102             Meeting Type   Ordinary General Meeting
Ticker Symbol                         Meeting Date   24-Apr-2009
ISIN            TREBIMM00018          Agenda         701820703 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     For/Against
Item              Proposal                                                                  Type         Vote        Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Opening, elect the Chairman of the Council and authorize the Council of   Management   No Action   N/A
                  meeting to sign the minutes of the meeting of the OGM
2.                Receive the reports of the Board of Directors, Audit Committee and the    Management   No Action   N/A
                  Independent External Auditing Firm concerning the 2008 year activities
3.                Receive the year 2008 balance sheet and income statement                  Management   No Action   N/A
4.                Approve the decision on the 2008 dividend payment                         Management   No Action   N/A
5.                Approve the decision on the acquittal of the Members of the Board of      Management   No Action   N/A
                  Directors and Auditors regarding their facilities during the year 2008
6.                Elect the new Members of the Board of Directors and approve to            Management   No Action   N/A
                  determine the attendance rights which will be paid to them
7.                Elect the Auditors instead of the 2 Auditors whose service periods are    Management   No Action   N/A
                  terminated and approve to determine the fees which will be paid to them for 1 year
8.                Approve the presentation of information on the charitable donations and   Management   No Action   N/A
                  aids of the Company during the year 2008
9.                Approve, in accordance with the regulations of the Capital Markets        Management   No Action   N/A
                  Board related with the Independent External Auditing, the Independent
                  Auditing Firm selected by the Board of Directors
10.               Wishes                                                                    Management   No Action   N/A


Page 20


GEDEON RICHTER LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        X3124R133             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   28-Apr-2009
ISIN            HU0000067624          Agenda         701897487 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
1.                Receive the report of the Board of Directors on the 2008 business         Management   For      For
                  activities of the Company and presentation of the annual report prepared in accordance with the Accounting Act
2.                Receive the report of the Auditor                                         Management   For      For
3.                Receive the report of the Supervisory Board including the report of the   Management   For      For
                  Audit Committee
4.                Approve to determine and allocation of the 2008 after tax profit of the   Management   For      For
                  Company, declaration of Dividends for the 2008 business year on the common shares
5.                Approve of the 2008 annual report of the Company prepared in accordance   Management   For      For
                  with the Accounting Act, including the 2008 balance sheet
6.                Receive the report on the 2008 business activities of the Richter Group   Management   For      For
                  and presentation of the consolidated report prepared in accordance with the IFRS
7.                Receive the report of the Auditor on the consolidated report              Management   For      For
8.                Receive the report of the Supervisory Board including the report of the   Management   For      For
                  Audit committee on the consolidated report
9.                Approve the 2008 consolidated report                                      Management   For      For
10.               Approve the Corporate Governance Report                                   Management   For      For
11.               Authorize the Board of Directors for the purchase of own shares of the    Management   For      For
                  Company
12.A              Amend the statutes concerning the modifications of the scope of           Management   For      For
                  activities
12.B              Amend the statutes concerning the exercise of employment rights           Management   For      For
12.C              Amend the statutes implementing the application of the modified           Management   For      For
                  terminology of the capital market act and the Companies Act
12.D              Amend the statutes to delete from the general meeting s exclusive         Management   Against  Against
                  competence the acceptance of public purchase offers relating to treasury shares
12.E              Amend the statutes to delete the automatic termination of the voting      Management   Against  Against
                  restrictions
12.F              Amend the statutes to delete from the general meeting s exclusive         Management   Against  Against
                  competence the decision concerning measures disturbing public purchase offers
13.               Approve the consolidated text of the Company's statutes [including        Management   Against  Against
                  amendments]
14.               Approve the remuneration of the Members of the Board of Directors         Management   For      For
15.A              Re-elect Dr. Attila Chikan as a Member of the Supervisory board for a     Management   For      For
                  period of 3 years
15.B              Re-elect Mr. Jozsef Eros as a Member of the Supervisory Board for a       Management   For      For
                  period of 3 years
15.C              Re-elect Dr. Maria Balogh as a Member of Supervisory Board for a period   Management   For      For
                  of 3 years
15.D              Re-elect Dr. Gabor Simon Kis as a Member of the Supervisory Board for a   Management   For      For
                  period of 3 years
15.E              Re-elect Mr. Andras Sugar as a Member of the Supervisory Board for a      Management   For      For
                  period of 3 years
15.F              Re-elect Mr. Gabor Toth as a Member of the Supervisory Board appointed    Management   For      For
                  by the Company's Employees for a period of 3 years
15.G              Re-elect Mr. Jeno Fodor as a Member of the Supervisory Board appointed    Management   For      For
                  by the Company's Employees for a period of 3 years
15.H              Elect Mr. Andras Balasko as a Member of the Supervisory Board appointed   Management   For      For
                  by the Company's Employees for a period of 3 years
15.I              Re-elect Dr. Attila Chikan, Mr. Jozsef Eros and Dr. Maria Balogh as the   Management   For      For
                  Supervisory Board Members of the Audit Committee for a period of 3 years
16.               Approve the remuneration of the Members of the Supervisory Board          Management   For      For
17.               Approve the rules of procedure of the Supervisory Board                   Management   For      For
18.               Elect the Company's Statutory Auditor                                     Management   For      For
19.               Approve the remuneration of the Company's statutory Auditor               Management   For      For
20.               Miscellaneous                                                             Non-Voting   N/A      N/A


Page 21


KOMERCNI BANKA A S
-----------------------------------------------------------------------------------------------------------------------------------
Security        X45471111             Meeting Type   Ordinary General Meeting
Ticker Symbol                         Meeting Date   29-Apr-2009
ISIN            CZ0008019106          Agenda         701901490 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Open of the meeting                                                       Management   For      For
2.1               Approve the meeting procedures                                            Management   For      For
2.2               Elect the meeting Chairman and other meeting officials                    Management   For      For
3.                Approve the Management Board report on Company's operations and state     Management   For      For
                  of assets in fiscal 2008
4.                Receive the financial statements, allocation of income proposal, and      Management   For      For
                  consolidated financial statements
5.                Receive the Supervisory Board report on financial statements,             Management   For      For
                  allocation of income proposal, consolidated financial statements, and results of Board's activities
6.                Approve the financial statements                                          Management   For      For
7.1               Approve the allocation of income and dividends of CZK 180 per share       Management   For      For
7.2               Approve the transfer of dividends not paid out for more than 10 years     Management   For      For
                  from payment date to retained earnings
8.                Approve the accept consolidated financial statements                      Management   For      For
9.1               Re-elect Mr. Didier Alix as a Supervisory Board Member                    Management   For      For
9.2               Re-elect Mr. Severin Cabannes as a Supervisory Board Member               Management   For      For
9.3               Re-elect Mr. Petr Laube as a Supervisory Board Member                     Management   For      For
9.4               Re-elect Mr. Jean-Louis Mattei as a Supervisory Board Member              Management   For      For
9.5               Re-elect Mr. Christian Poirier as a Supervisory Board Member              Management   For      For
10.               Approve the performance contracts with Supervisory Board Members          Management   For      For
11.               Approve the remuneration of Members of Management Board                   Management   For      For
12.               Approve the Share Repurchase Program                                      Management   For      For
13.               Amend Articles of Association regarding establishment of Audit            Management   For      For
                  Committee internal Audit other changes
14.               Ratify the Deloitte Ltd. as the Auditor                                   Management   For      For
15.               Elect the Members of the Audit Committee                                  Management   For      For
16.               Approve the performance contracts with Members of Audit Committee         Management   For      For
17.               Approve the remuneration of Members of the Audit Committee                Management   For      For
18.               Close of the meeting                                                      Management   For      For


Page 22


ULTRAPAR PARTICIPACOES S A
-----------------------------------------------------------------------------------------------------------------------------------
Security        P94396101             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   29-Apr-2009
ISIN            BRUGPAACNPR5          Agenda         701903521 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                To take knowledge of the Directors' accounts, to examine, discuss and     Non-Voting   N/A      N/A
                  approve the Company's consolidated financial statements for the FYE 31
                  DEC 2008
2.                To consider the proposal for the capital budget for the year 2009         Non-Voting   N/A      N/A
3.                Destination of the YE results of 2008                                     Non-Voting   N/A      N/A
4.                Elect the Members of the Board of Directors and approve to set their      Management   For      For
                  remuneration
5.                Elect the Members of the Finance Committee and approve to set their       Management   For      For
                  remuneration


GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
-----------------------------------------------------------------------------------------------------------------------------------
Security        P49501201             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   30-Apr-2009
ISIN            MXP370711014          Agenda         701903317 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the reports that are referred to in Part IV of Article 28 of      Management   For      For
                  the Securities Market Law, for the FYE on 31 DEC 2008
2.                Approve the allocation of profit                                          Management   Abstain  Against
3.                Approve the designation of the Members of the Board of Directors of the   Management   Abstain  Against
                  Company, classification of their independence and determination of their compensation
4.                Approve the designation of the Members of the Audit and Corporate         Management   Abstain  Against
                  Practices Committee, including the appointment of the Chairperson of said Committee, as well as the determination of their compensation
5.                Receive the report from the Board of Directors regarding the              Management   Abstain  Against
                  transactions carried out with the Company's own shares during 2008, as well as the determination of the maximum amount of funds that can be allocated to the purchase of the Company's own shares for the 2009 FY
6.                Approve the cancellation of the shares in treasury                        Management   For      For
7.                Approve the designation of a delegate or delegates to formalize and       Management   For      For
                  carry out, if relevant, the resolutions passed by the meeting
8.                Approve the drafting and reading of the meeting minutes                   Management   Abstain  Against


GRUPO FINANCIERO BANORTE SAB DE CV GFNORTE
-----------------------------------------------------------------------------------------------------------------------------------
Security        P49501201             Meeting Type   ExtraOrdinary General Meeting
Ticker Symbol                         Meeting Date   30-Apr-2009
ISIN            MXP370711014          Agenda         701905424 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Amend the Article 2 of the Corporate Bylaws, for the purpose of           Management   For      For
                  omitting as an entity that is part of the financial group Creditos
                  Pronegocio S.A. de c.v., Sociedad Financiera de Objeto Limitado, Grupo
                  Financiero Banorte, as a result of its merger with Banco Mercantil del
                  Norte, S.A., institucion de banca multiple, Grupo Financiero Banorte, and as a consequence, the signing of a new sole covenant of responsibilities
2.                Approve the designation of a delegate or delegates to formalize and       Management   For      For
                  carry out if relevant, the resolutions passed by the meeting
3.                Approve the meeting minutes                                               Management   Abstain  Against


Page 23


STANDARD CHARTERED PLC, LONDON
-----------------------------------------------------------------------------------------------------------------------------------
Security        G84228157             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   07-May-2009
ISIN            GB0004082847          Agenda         701867547 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive the report and accounts                                           Management   For      For
2.                Declare a final dividend of 42.32 US Cents per ordinary share             Management   For      For
3.                Approve the Directors' remuneration report                                Management   For      For
4.                Re-elect Mr. Jamie F. T. Dundas as a Non-Executive Director               Management   For      For
5.                Re-elect Mr. Rudolph H. P. Markham as a Non-Executive Director            Management   For      For
6.                Re-elect Ms. Ruth Markland as a Non-Executive Director                    Management   For      For
7.                Re-elect Mr. Richard H. Meddings as an Executive Director                 Management   For      For
8.                Re-elect Mr. John W. Peace as a Non-Executive Director                    Management   For      For
9.                Elect Mr. Steve Bertamini  who was appointed as an Executive Director     Management   For      For
10.               Elect Mr. John G. H. Paynter who was appointed as an Non- Executive       Management   For      For
                  Director
11.               Re-appoint KPMG Audit Plc as the Auditors of the Company                  Management   For      For
12.               Approve to set the Auditors' fees                                         Management   For      For
13.               Authorize the Company and its Subsidiaries to make EU Political           Management   For      For
                  Donations to Political Parties or Independent Election Candidates, to
                  Political Organizations Other than Political Parties and Incur EU
                  Political Expenditure up to GBP 100,000
14.               Approve to increase the authorized share capital                          Management   For      For
15.               Authorize the Board to issue equity with Rights up to GBP                 Management   For      For
                  316,162,105.50 [Relevant Authorities and Share Dividend Scheme] and
                  additional amount of GBP 632,324,211 [Rights Issue] after deducting any securities issued under the relevant authorities and Share Dividend
                  Scheme
16.               Approve to extend the Directors' authority to issue equity with pre-      Management   For      For
                  emptive rights up to aggregate nominal amount of USD 189,697,263 pursuant to Paragraph A of Resolution 15 to include the shares repurchased by the Company under authority granted by Resolution 18
S.17              Grant authority for the issue of equity or equity-linked securities       Management   For      For
                  without pre-emptive rights up to aggregate nominal amount of USD
                  47,424,315.50
s.18              Grant authority to buyback 189,697,263 ordinary shares for market         Management   For      For
                  purchase
s.19              Grant authority to buyback for market purchase of 477,500 Preference      Management   For      For
                  Shares of 5.00 US Cents and 195,285,000 Preference Shares of GBP 1.00
s.20              Adopt the new Articles of Association                                     Management   For      For
s.21              Approve to call a general meeting other than AGM on not less than 14      Management   For      For
                  clear days' notice


PETROCHINA CO LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y6883Q104             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   12-May-2009
ISIN            CNE1000003W8          Agenda         701899998 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the report of the Board of Directors of the Company for the       Management   For      For
                  year 2008
2.                Approve the report of Supervisory Committee of the Company for the year   Management   For      For
                  2008
3.                Approve the audited financial statements of the Company for the year      Management   For      For
                  2008
4.                Approve the declaration and payment of the final dividends for the YE     Management   For      For
                  31 DEC 2008 in the amount and in the manner recommend by the Board of
                  Directors
5.                Authorize the Board of Directors to determine interim dividend            Management   For      For
6.                Approve the continuation of appointment of PricewaterhouseCoopers,        Management   For      For
                  Certified Public Accountants, as the International Auditors of the
                  Company and PricewaterhouseCoopers Zhong Tian CPAs Company Limited,
                  Certified Public Accountants, as the Domestic Auditors of the Company,
                  for the year 2009 and authorize the Board of Directors to fix their remuneration
S.7               Authorize the Board of Directors, granted an unconditional general        Management   Against  Against
                  mandate to separately or concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares of the
                  Company, provided that the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted shall not exceed 20% of each of the existing domestic shares and overseas listed foreign shares of the Company in issue as at the date of this resolution, and to execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the issue of such shares; [Authority expire after the 12 month period following the passing of this resolution]; and to make such amendments to the
                  Articles of Association of the Company as it thinks fit so as to increase the registered share capital of the Company and reflect the new capital structure of the Company upon the allotment and issuance of shares of the Company as contemplated in this Resolution, in order to facilitate the issuance of shares in accordance with this resolution in a timely manner, to establish a special committee of the Board of
                  Directors comprising Mr. Jiang Jiemin, Mr. Zhou Jiping and Mr. Wang
                  Guoliang and authorize such committee to exercise all such power granted to the Board of Directors to execute and do all such documents, deeds and things as it may consider necessary in connection with the issue of such shares contingent on the passing of this Resolution and within the relevant period of this mandate, the Board of Directors and the special committee of the Board of Directors will only exercise its respective power under such mandate in accordance with the Company Law of the PRC, the Securities Law of the PRC, regulations or the listing rules of the stock exchange on which the
                  Shares of the Company are listed (as amended from time to time) and only if all necessary approvals from the China Securities Regulatory
                  Commission and/or other relevant PRC government authorities are obtained and the special committee of the Board of Directors will only exercise its power under such mandate in accordance with the power granted by the shareholders at the AGM to the Board of Directors
S.8               Approve and ratify to grant an unconditional general mandate to issue     Management   For      For
                  debt financing instruments in the aggregate principal amount of up to
                  RMB 100 billion (or if issued in foreign currency, equivalent to the exchange rate announced by the People's Bank of China on the date of issue), upon such terms and conditions to be determined by the Board of Directors, and authorize the Board of Directors to: determine and approve the category, specific terms, conditions and other matters in respect of the issue of such instruments, including but not limited to the issue size, actual amount, currency, issue prices, coupon rates or method of determining the coupon rates, timing of issuance, whether to issue in tranches and the number of tranches, whether any terms for repurchase and redemption will be in place, rating arrangements, guarantee, schedule of repayment of the principal and the interests, use of proceeds as approved by the shareholders meeting, specific placing arrangements and underwriting arrangements; and to make corresponding changes to the plan of such issuance based on opinions of the regulatory authorities when there is any change on the policies which affects the issue of such instruments or when there are changes on the market conditions, save for issues which are subject to further approval at shareholders' meeting as required by the relevant laws, regulations and Articles of Association, to execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the issue of such instruments, to determine whether such instruments shall be listed, and where the Board of Directors determines so, to execute and do or procure to be executed and done, all such documents, deeds and things as it may consider necessary in connection with the listing of such instruments, where the
                  Board of Directors has already taken actions and steps with respect to the issue of such instruments, such actions and steps, and in the event the Company had issued such instrument and would expect to fail to pay the principal or coupon interests of such instrument on schedule, or fail to pay the principal and coupon interests on the due date during the subsistence of such instrument, to determine not to distribute dividends to the shareholders of the Company, in accordance with relevant protection measures for repayment of debts as required under the relevant laws and regulations; [Authority expires until the conclusion of the next AGM of the Company]; and in order to facilitate the issuance of debt financing instruments in accordance with this resolution in a timely manner, to further authorize the Chief Financial
                  Officer of the Company to exercise all such power granted to the Board of Directors to execute and do all such documents, deeds and things as he may consider necessary in connection with the issue and listing
                  (where applicable) of such debt financing instruments, by reference to the specific needs of the Company and other market conditions, contingent on the passing of this Resolution and within the relevant period of this mandate
9.                Elect Mr. Wang Daocheng as an Independent Supervisor of the Company       Management   For      For


Page 24


SWIRE PAC LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y83310113             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   14-May-2009
ISIN            HK0087000532          Agenda         701891788 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Declare final dividends                                                   Management   For      For
2.a               Re-elect Mr. C. D. Pratt as a Director                                    Management   For      For
2.b               Re-elect Mr. P N L Chen as a Director                                     Management   For      For
2.c               Re-elect Mr. D Ho as a Director                                           Management   For      For
2.d               Re-elect Mr. J W J Hughes-Hallett as a Director                           Management   For      For
2.e               Re-elect Mr. C K M Kwok as a Director                                     Management   For      For
2.f               Re-elect Mr. M M T Yang as a Director                                     Management   For      For
2.g               Re-elect Mr. P A Kilgour as a Director                                    Management   For      For
2.h               Re-elect Mr. M B Swire as a Director                                      Management   For      For
3.                Re-appoint PricewaterhouseCoopers as the Auditors and authorize the       Management   For      For
                  Directors to fix their remuneration
4.                Authorize the Directors of the Company to make on-market share            Management   For      For
                  repurchase [the Code and Share Repurchases] of the Company during the relevant period, the aggregate nominal amount of any class of the
                  Company's shares which may be repurchased pursuant to the this resolutions shall not exceed 10% of the aggregate nominal amount of shares of that class in issue at the date of passing this resolution;
                  [Authority expires the earlier of the conclusion of the AGM of the
                  Company; or the expiration of the period within which the next AGM of the Company is to be held by law]
5.                Authorize the Directors to allot, issue and deal with additional shares   Management   For      For
                  in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, the aggregate nominal amount of shares of any class allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors pursuant to the approval in paragraph (a), otherwise than pursuant to i) a rights issue or ii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares, shall not exceed the aggregate of 20 %of the aggregate nominal amount of the shares of that class in issue at the date of passing this Resolution provided that the aggregate nominal amount of the shares of any class so allotted [or so agreed conditionally or unconditionally to be allotted] pursuant to this Resolution wholly for cash shall not exceed 5 % of the aggregate nominal amount of the shares of that class in issue at the date of passing this Resolution; [Authority expires the earlier of the conclusion of the AGM of the Company; or the expiration of the period within which the next AGM of the Company is to be held by law]


Page 25


CHINA MOBILE LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y14965100             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   19-May-2009
ISIN            HK0941009539          Agenda         701878401 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive the audited financial statements and the reports of the           Management   For      For
                  Directors and the Auditors of the Company and its subsidiaries for the
                  YE 31 DEC 2008
2.                Declare a final dividend for the YE 31 DEC 2008                           Management   For      For
3.1               Re-elect Mr. Wang Jianzhou as a Director                                  Management   For      For
3.2               Re-elect Mr. Zhang Chunjiang as a Director                                Management   For      For
3.3               Re-elect Mr. Sha Yuejia as a Director                                     Management   For      For
3.4               Re-elect Mr. Liu Aili as a Director                                       Management   For      For
3.5               Re-elect Mr. Xu Long as a Director                                        Management   For      For
3.6               Re-elect Mr. Moses Cheng Mo Chi as a Director                             Management   For      For
3.7               Re-elect Mr. Nicholas Jonathan Read as a Director                         Management   For      For
4.                Re-appoint Messrs. KPMG as the Auditors and to authorize the Directors    Management   For      For
                  to fix their remuneration
5.                Authorize the Directors during the relevant period of all the powers of   Management   For      For
                  the Company to purchase shares of HKD 0.10 each in the capital of the
                  Company including any form of depositary receipt representing the right to receive such shares [Shares]; and the aggregate nominal amount of shares which may be purchased on The Stock Exchange of Hong Kong
                  Limited or any other stock exchange on which securities of the Company may be listed and which is recognized for this purpose by the
                  Securities and Futures Commission of Hong Kong and The Stock Exchange
                  of Hong Kong Limited shall not exceed or represent more than 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of period within which the next AGM of the Company is required by law to be held]
6.                Authorize the Directors to exercise full powers of the Company to         Management   Against  Against
                  allot, issue and deal with additional shares in the Company [including the making and granting of offers, agreements and options which might require shares to be allotted, whether during the continuance of such mandate or thereafter] provided that, otherwise than pursuant to (i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares; (ii) the exercise of options granted under any share option scheme adopted by the
                  Company; (iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend in accordance with the Articles of Association of the Company, the aggregate nominal amount of the shares allotted shall not exceed the aggregate of: (a) 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, plus (b) [if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution];
                  [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of period within which the next AGM of the
                  Company is required by law to be held]
7.                Authorize the Directors of the Company to exercise the powers of the      Management   Against  Against
                  Company referred to in the resolution as specified in item 6 in the notice of this meeting in respect of the share capital of the Company as specified


PT ASTRA INTL TBK
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y7117N149             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   27-May-2009
ISIN            ID1000057607          Agenda         701951205 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Approve the annual report and ratify the financial statement of the       Management   For      For
                  Company for the book year 2008
2.                Approve to determine the appropriation of the Company's net profit for    Management   For      For
                  the book year 2008
3.                Approve to determine the salary and benefit for the Board of Directors    Management   For      For
                  of the Company as well as the honorarium and or benefit for the Board of Commissioners of the Company
4.                Appoint the Public Accountant whom will conduct the audit of the          Management   For      For
                  Company's financial statement for the book year 2009


Page 26


DAH SING BANKING GROUP LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y1923F101             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   01-Jun-2009
ISIN            HK2356013600          Agenda         701931102 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and approve the audited financial statements together with the    Management   For      For
                  reports of the Directors and the Auditors for the YE 31 DEC 2008
2.a               Re-elect Mr. David Shou-Yeh Wong as a Director                            Management   For      For
2.b               Re-elect Mr. Frederic Suet-Chiu Lau as a Director                         Management   For      For
2.c               Re-elect Mr. John William Simpson as a Director                           Management   Against  Against
2.d               Re-elect Mr. Andrew Kwan-Yuen Leung as a Director                         Management   For      For
2.e               Re-elect Mr. Seng-Lee Chan as a Director                                  Management   For      For
3.                Approve to fix the fees of the Directors for the YE 31 DEC 2008           Management   For      For
4.                Appoint PricewaterhouseCoopers as the Auditors and authorize the          Management   For      For
                  Directors to fix their remuneration
5.                Authorize the Directors, subject to this resolution, pursuant to          Management   Against  Against
                  Section 57B of the Companies Ordinance, the exercise by the Directors of the Company during the Relevant Period [as hereinafter specified] of all the powers of the Company, to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to i) a rights issue [as hereinafter defined]; or ii) the exercise of options under any share option scheme or similar arrangement adopted by the Company for the grant or issue to the employees and the Directors of the Company and/or any of its subsidiaries and/or other eligible participants specified thereunder of options to subscribe for or rights to acquire shares of the Company; or iii) an issue of shares upon the exercise of subscription rights attaching to any warrants which may be issued by the Company; or iv) an issue of shares of the Company as scrip dividend or similar arrangement in accordance with the Memorandum and Articles of Association of the Company; or (v) pursuant to any existing specific authority; [Authority expires the earlier of the conclusion of the next
                  AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Companies Ordinance to be held]


TAIWAN SEMICONDUCTOR MFG CO  LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y84629107             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   10-Jun-2009
ISIN            TW0002330008          Agenda         701938601 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Chairman's Address                                                        Management   For      For
2.1               To report the business of 2008                                            Non-Voting   N/A      N/A
2.2               Audit Committee's review report                                           Non-Voting   N/A      N/A
2.3               To report the implementation of shares buyback                            Non-Voting   N/A      N/A
2.4               To report TSMC's Merger of its 100% owned subsidiary - Hsin Ruey          Non-Voting   N/A      N/A
                  Investment Co. Ltd
3.1               Approve to accept the 2008 business report and financial statements       Management   For      For
3.2               Approve the proposal for distribution of 2008 profits                     Management   For      For
3.3               Approve the capitalization of 2008 dividends, 2008 employee profit        Management   For      For
                  sharing, and capital surplus
3.4.A             Approve to revise the procedures for lending funds to other parties       Management   For      For
3.4.B             Approve to revise the procedures for endorsement and guarantee            Management   For      For
4.1               Elect Mr. Morris Chang as a Chairman                                      Management   For      For
4.2               Elect Mr. F.C. Tseng as a Vice Chairman                                   Management   For      For
4.3               Elect Mr. Rick Tsai as a Director                                         Management   For      For
4.4               Elect Mr. Yuan Tain-Jy-Chen as a Director, Representative of National     Management   For      For
                  Development Fund, Executive
4.5               Elect Sir. Peter Leahy Bonfield as an Independent Director                Management   For      For
4.6               Elect Mr. Stan Shih as an Independent Director                            Management   For      For
4.7               Elect Mr. Carleton Sneed Florina as an Independent Director               Management   For      For
4.8               Elect Mr. Thomas J. Engibous as an Independent Director                   Management   For      For
5.                Other business and special motion                                         Non-Voting   N/A      N/A
6.                Meeting adjourned                                                         Management   For      For


Page 27


TAIWAN MOBILE CO LTD
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y84153215             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   19-Jun-2009
ISIN            TW0003045001          Agenda         701977209 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
A.1               The 2008 business operations                                              Non-Voting   N/A      N/A
A.2               The 2008 audited reports                                                  Non-Voting   N/A      N/A
A.3               The status of the 2008 local unsecured convertible bonds                  Non-Voting   N/A      N/A
A.4               The status of buyback treasury stocks and conditions of transferring to   Non-Voting   N/A      N/A
                  employees
A.5               The proposal of merger with Transasia Telecommunications [unlisted]       Non-Voting   N/A      N/A
A.6               Other presentations                                                       Non-Voting   N/A      N/A
B.1               Approve the 2008 business reports                                         Management   For      For
B.2               Approve the 2008 profit distribution [proposed cash dividend: TWD 4.7     Management   For      For
                  per share]
B.3               Approve to revise the Articles of Incorporation                           Management   For      For
B.4               Approve to revise the procedures of monetary loans, endorsement and       Management   For      For
                  guarantee
B.5               Other issues and extraordinary motions                                    Management   For      Against


INFOSYS TECHNOLOGIES LTD, BANGALORE
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y4082C133             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   20-Jun-2009
ISIN            INE009A01021          Agenda         701985270 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and adopt the balance sheet as at 31 MAR 2009, the profit and     Management   For      For
                  loss account for the YE on that date and the report of the Directors and the Auditors thereon
2.                Declare a final dividend for the FYE 31 MAR 2009                          Management   For      For
3.                Re-appoint Mr. Deepak M. Satwalekar as a Director, who retires by         Management   For      For
                  rotation
4.                Re-appoint Dr. Omkar Goswami as a Director, who retires by rotation       Management   For      For
5.                Re-appoint Mr. Rama Bijapurkar as a Director, who retires by rotation     Management   For      For
6.                Re-appoint Mr. David L. Boyles as a Director, who retires by rotation     Management   For      For
7.                Re-appoint Professor Jeffrey S. Lehman as a Director, who retires by      Management   For      For
                  rotation
8.                Re-appoint M/s. BSR & Co. Chartered Accountants as the Auditors of the    Management   For      For
                  Company to hold office from the conclusion of this AGM to the conclusion of the next AGM on such remuneration as may be determined by the Board of Directors in consultation with the Auditors, which remuneration may be paid on a progressive billing basis to be agreed between the Auditors and the Board of Directors
9.                Appoint Mr. K. V. Kamath as Director of the Company, liable to retire     Management   For      For
                  by rotation and who holds office until the date of the AGM, pursuant to
                  Section 260 of the Companies Act, 1956, and the Article of the Articles
                  of Association of the Company, and in respect of whom the Company has received a notice from a Member under Section 257 of the Companies Act,
                  1956 proposing his candidature


Page 28


ICICI BANK LTD, VADODARA
-----------------------------------------------------------------------------------------------------------------------------------
Security        Y38575109             Meeting Type   Annual General Meeting
Ticker Symbol                         Meeting Date   29-Jun-2009
ISIN            INE090A01013          Agenda         701985674 - Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For/Against
Item              Proposal                                                                  Type         Vote     Management
-----------------------------------------------------------------------------------------------------------------------------------
1.                Receive and adopt the audited profit and loss account for the FYE 31      Management   For      For
                  MAR 2009 and the balance sheet as at that date together with the reports of the Directors and the Auditors
2.                Declare a dividend on preference shares                                   Management   For      For
3.                Declare a dividend on equity shares                                       Management   For      For
4.                Re-appoint Mr. Anupam Puri as a Director, who retires by rotation         Management   For      For
5.                Re-appoint Mr. M. K. Sharma as a Director, who retires by rotation        Management   For      For
6.                Re-appoint Mr. P. M. Sinha as a Director, who retires by rotation         Management   For      For
7.                Re-appoint Mr. V. Prem Watsa as a Director, who retires by rotation       Management   For      For
8.                Appoint, pursuant to the provisions of Section 224 and other applicable   Management   For      For
                  provisions, if any, of the Companies Act, 1956 and the Banking
                  Regulation Act, 1949, BSR & Co., Chartered Accountants as the Statutory
                  Auditors of the Company, until the conclusion of the next AGM of the
                  Company, on a remuneration [including terms of payment] to be fixed by the Board of Directors of the Company, based on the remuneration of the
                  Audit Committee, plus service tax and such other tax[es], as may be applicable, and reimbursement of all out-of-pocket expenses in connection with the audit of the accounts of the Company for the year ending 31 MAR 2010
9.                Authorize the Board of Directors of the Company, pursuant to the          Management   For      For
                  provisions of Section 228 and other applicable provisions, if any, of the Companies Act, 1956 and the Banking Regulation Act, 1949, to
                  appoint Branch Auditors in consultation with the Statutory Auditors, to audit the accounts in respect of the Company's branches/offices in
                  India and abroad and to fix their terms and conditions of appointment and remuneration, based on the recommendation of the Audit Committee, plus service tax and such other tax[es], as may be applicable, and reimbursement of all out-of-pocket expenses in connection with the audit of the accounts of the Branches/Offices in India and abroad for the year ending 31 MAR 2010
10.               Appoint Mr. M.S. Ramachandran as a Director of the Company, in respect    Management   For      For
                  of whom the Company has received notices in writing along with a deposit of INR 500 for each notice, from some of its Members proposing him as a candidate for the office of Director under the provisions of
                  Section 257 of the Companies Act, 1956
11.               Appoint Mr. K. Ramkumar as a Director of the Company, in respect of       Management   For      For
                  whom the Company has received notices in writing along with a deposit of INR 500 for each notice, from some of its Members proposing him as a candidate for the office of Director under the provisions of Section
                  257 of the Companies Act, 1956
12.               Appoint Mr. K. Ramkumar as a Whole time Director of the Company,          Management   For      For
                  subject to the applicable provisions of the Companies Act, 1956, the
                  Banking Regulation Act, 1949 and the provisions of the Articles of
                  Association of the Company, effective 01 FEB 2009 up to 31 JAN 2014 on payment of the remuneration as specified; authorize the Board or any
                  Committee thereof to decide the remuneration [salary, perquisites and bonus] payable to Mr. K.
                  Ramkumar and his designation during his tenure as a Whole time Director of the Company, within the terms mentioned as specified, subject to the approval of Reserve Bank of India where applicable, from time to time;
                  that in the event of absence or inadequacy of net profit in any FY, the remuneration payable to Mr. K. Ramkumar shall be Governed by Section II of Part II of Schedule XIII of the Companies Act, 1956, or any
                  modification(s) thereto; that Mr. K. Ramkumar shall not be subject to retirement by rotation during his tenure as a Whole time Director, however, in order to comply with the provisions of the Articles of
                  Association of the Company and the Companies Act, 1956, he shall be liable to retire by rotation, if, at any time, the number of non-rotational Directors exceed one-third of the total number of
                  Directors, shall hold his office of Whole time Director and the retirement by rotation and re-appointment shall not be deemed to constitute a break in his appointment as Whole time Director
13.               Appoint Mr. N. S. Kannan as a Director of the Company, in respect of      Management   For      For
                  whom the Company has received notices in writing along with a deposit of INR 500 for each notice, from some of its Members proposing him as a candidate for the office of Director under the provisions of Section
                  257 of the Companies Act, 1956
14.               Appoint Mr. N. S. Kannan as a Whole time Director of the Company,         Management   For      For
                  subject to the applicable provisions of the Companies Act, 1956, the
                  Banking Regulation Act, 1949 and the provisions of the Articles of
                  Association of the Company, effective 01 MAY 2009 up to 30 APR 2014 on payment of the remuneration as specified; authorize the Board or any
                  Committee thereof to decide the remuneration [salary, perquisites and bonus] payable to Mr. N. S. Kannan and his designation during his tenure as a Whole time Director of the Company, within the terms mentioned as specified, subject to the approval of Reserve Bank of
                  India where applicable, from time to time; that in the event of absence or inadequacy of net profit in any FY, the remuneration payable to Mr.
                  N. S. Kannan shall be Governed by Section II of Part II of Schedule
                  XIII of the Companies Act, 1956, or any modification(s) thereto; that
                  Mr. N. S. Kannan shall not be subject to retirement by rotation during his tenure as a Whole time Director, however, in order to comply with the provisions of the Articles of Association of the Company and the
                  Companies Act, 1956, he shall be liable to retire by rotation, if, at any time, the number of non-rotational Directors exceed one- third of the total number of Directors, shall hold his office of Whole time
                  Director and the retirement by rotation and re-appointment shall not be deemed to constitute a break in his appointment as Whole time Director
15.               Appoint Mr. Sandeep Bakhshi as a Director of the Company, in respect of   Management   For      For
                  whom the Company has received notices in writing along with a deposit of INR 500 for each notice, from some of its Members proposing him as a candidate for the office of Director under the provisions of Section
                  257 of the Companies Act, 1956
16.               Appoint Mr. Sandeep Bakhshi as a Whole time Director of the Company,      Management   For      For
                  subject to the applicable provisions of the Companies Act, 1956, the
                  Banking Regulation Act, 1949 and the provisions of the Articles of
                  Association of the Company, effective 01 MAY 2009 up to 30 APR 2014 on payment of the remuneration as specified; authorize the Board or any
                  Committee thereof to decide the remuneration [salary, perquisites and bonus] payable to Mr. Sandeep Bakhshi and his designation during his tenure as a Whole time Director of the Company, within the terms mentioned as specified, subject to the approval of Reserve Bank of
                  India where applicable, from time to time; that in the event of absence or inadequacy of net profit in any FY, the remuneration payable to Mr.
                  Sandeep Bakhshi shall be Governed by Section II of Part II of Schedule
                  XIII of the Companies Act, 1956, or any modification(s) thereto; that
                  Mr. Sandeep Bakhshi shall not be subject to
                  retirement by rotation during his tenure as a Whole time Director however, in order to comply with the provisions of the Articles of
                  Association of the Company and the Companies Act, 1956, he shall be liable to retire by rotation, if, at any time, the number of non-rotational Directors exceed one-third of the total number of
                  Directors, shall hold his office of Whole time Director and the retirement by rotation and re-appointment shall not be deemed to constitute a break in his appointment as Whole time Director


                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST/ABERDEEN EMERGING
                           OPPORTUNITY FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James A. Bowen
                           -----------------------------------
                           James A. Bowen, President


Date                       August 31, 2009
                           -------------------------

* Print the name and title of each signing officer under his or her signature.